UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Dryden Short-Term Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2004

Date of reporting period:	12/31/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden Short-Term Bond Fund, Inc.

Dryden Short-Term Corporate Bond Fund

DECEMBER 31, 2004	ANNUAL REPORT

FUND TYPE

Debt

OBJECTIVE

High current income consistent with the preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

February 14, 2005

We hope that you find the annual report for the Dryden Short-Term Corporate Bond Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden mutual funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund (the Fund) is to seek high current income consistent with the preservation of principal. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares).

Cumulative Total Returns[1] as of 12/31/04
	One Year	Five Years	Ten Years	Since Inception[2]
Class A	2.01%	31.90%	80.65%	161.50% (158.70)
Class B	1.25	27.83	69.58	77.73
Class C	1.50	28.79	70.87	69.71
Class R	N/A	N/A	N/A	2.92
Class Z	2.27	33.78	N/A	57.15
Lehman Brothers 1–5 Year U.S. Credit Index[3]	2.44	39.94	99.05	***
Lipper Short/Int. Inv.-Grade Debt Funds Avg.[4]	2.10	33.42	83.36	****

Average Annual Total Returns[1] as of 12/31/04
	One Year	Five Years	Ten Years	Since Inception[2]
Class A	–1.31%	5.00%	5.74%	6.24% (6.17)
Class B	–1.68	5.03	5.42	4.88
Class C	0.52	5.19	5.50	5.21
Class R	N/A	N/A	N/A	N/A
Class Z	2.27	5.99	N/A	5.78
Lehman Brothers 1–5 Year U.S. Credit Index[3]	2.44	6.95	7.13	***
Lipper Short/Int. Inv.-Grade Debt Funds Avg.[4]	2.10	5.92	6.23	****

Distributions and Yields[1] as of 12/31/04
	Total Distributions Paid for 12 Months	30-Day SEC Yield
Class A	$0.52	2.65%
Class B	$0.43	1.99
Class C	$0.46	2.24
Class R	$0.38	3.63
Class Z	$0.55	2.99

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 3.25%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 3% and 1% respectively. Class R and Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 0.75% respectively. Approximately five years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Without waiver of fees and/or expense subsidization, the Fund’s returns would have been lower, as indicated in parentheses. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, 9/1/89; Class B, 12/9/92; Class C, 8/1/94; Class R, 5/17/04; and Class Z, 12/16/96.

3The Lehman Brothers 1–5 Year U.S. Credit Index (the Index) is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives a broad look at how short- and intermediate-term bonds have performed.

4The Lipper Short/Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Short/Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in top four grades) with dollar-weighted average maturities of one to five years. Investors cannot invest directly in an index. The returns for the Lehman Brothers 1–5 Year U.S. Credit Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Lehman Brothers 1–5 Year U.S. Credit Index Closest Month-End to Inception cumulative total returns are 198.78% for Class A, 117.93% for Class B, 98.36% for Class C, 2.53% for Class R, and 65.49% for Class Z. Lehman Brothers 1–5 Year U.S. Credit Index Closest Month-End to Inception average annual total returns are 7.40% for Class A, 6.66% for Class B, 6.80% for Class C, and 6.50% for Class Z.

****Lipper Short/Intermediate Investment-Grade Debt Funds Average Closest Month-End to Inception cumulative total returns are 160.83% for Class A, 96.03% for Class B, 83.05% for Class C, 2.53% for Class R, and 54.50% for Class Z. Lipper Short/Intermediate Investment-Grade Debt Funds Average Closest Month-End to Inception average annual total returns are 6.43% for Class A, 5.71% for Class B, 5.96% for Class C, and 5.58% for Class Z.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of total investments as of 12/31/04
United States Treasury Notes, 3.50%, 12/15/09	2.3%
General Motors Acceptance Corp., 6.125%, 8/28/07	1.9
General Elec. Capital Corp., 5.00%, 06/15/07	1.7
Ford Mtr. Credit Co., 6.875%, 02/01/06	1.5
Salomon Brothers Mortgage Securities, Inc., 6.168%, 02/13/10	1.1

Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 12/31/04
U.S. Government & Agency	2.6%
Aaa	7.4
Aa	11.7
A	28.7
Baa	44.2
Ba	3.3
Not Rated	1.9
Total Investments	99.8
Other assets in excess of liabilities	0.2
Net Assets	100.0

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s. Credit Quality is subject to change.

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Investment Adviser’s Report

Prudential Investment Management, Inc.

Rate increases cloud good year for short-term corporate bonds

It was generally a favorable year for investing in corporate bonds in 2004 as many companies took steps to improve their balance sheets during an economic recovery in the United States. However, the investment environment for short-term corporate bonds was more challenging than that of the broader corporate debt market. This was due to a trend toward higher short-term interest rates in the United States.

The Federal Reserve (the Fed) increased the federal funds rate—the rate banks charge each other on overnight loans—by a quarter percentage point five times in 2004. The combined moves lifted the target for the key rate from 1.00% to 2.25%, a level that is still low. By increasing borrowing costs, the Fed gradually reduced the amount of monetary stimulus in the economy as it expanded at a moderate pace in 2004. Short-term bond yields are the most sensitive to changes in monetary policy. Therefore the short-term rate increases put considerable upward pressure on short-term corporate bond yields, which drove their bond prices lower. (Bond prices move in the opposite direction of yields.) This is reflected in the modest returns for 2004 of the Fund, the Lipper Average, and the Index. The Fund’s Class A, Class B, and Class C shares posted cumulative total returns in 2004 that lagged the Lipper Average, but the cumulative total return of the Class Z shares exceeded the Lipper Average for the year. The Fund’s four share classes posted cumulative total returns that lagged the Index in 2004, although it should be noted that the Index does not include the effect of mutual fund operating expenses.

Our defensive strategy in a time of rising short-term rates

In light of the investment climate, we adopted a defensive strategy aimed at minimizing the impact of higher short-term rates on the Fund. When adding new bonds to the Fund, we invested as much as possible in corporate bonds that matured in roughly five to six years, the longer end of the range of maturities in which the Fund may invest. These bonds were less affected by the changes in monetary policy than bonds with shorter-term maturities. Consider that yields on bonds due in two years rose around 150 basis points in 2004 while yields on bonds due in five years rose around 35 basis points. (A basis point is equal to one-hundredth of a percentage point.)

Lower-quality, investment-grade corporate bonds

From the perspective of credit quality, the Fund held corporate bonds representing the full spectrum of investment-grade ratings. When adding new bonds to the portfolio, we often selected those in the Baa area, which is the lowest investment-grade rating category as measured by Moody’s Investors Service, Inc. Our strategy benefited the

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	5

Investment Adviser’s Report (continued)

Prudential Investment Management, Inc.

Fund because corporate bonds in the Baa rating category performed better than higher-quality corporate bonds in 2004. They outperformed as investors sought them for their relatively attractive yields in what was still a low-interest-rate environment despite the increases in short-term rates. We also invested in a small amount of “crossover” bonds. These are corporate debt securities that simultaneously carry an investment-grade rating from one credit-rating agency and a below-investment-grade rating from another credit-rating agency. In purchasing “crossover” bonds, we tried to select those that stand a good chance of having their below-investment-grade ratings raised to investment-grade status. Bonds with below-investment-grade ratings carry a greater risk of default than higher-quality bonds.

Diversification in the corporate bond market is key

An emphasis on diversification is a key element in our investment strategy. We try to diversify the Fund’s corporate bond holdings to such an extent that no individual debt security can have a large impact on its performance. The Fund holds bonds from the major corporate sectors (industrials, utilities, and financial institutions) and from sub- sectors such as paper, aerospace/defense, and others.

Among the noteworthy developments in the Fund’s corporate debt portfolio were certain companies that retired their debt securities ahead of schedule at attractive prices. This benefited the Fund as it made a profit on these transactions. For example, Citizens Communications redeemed some of its notes. By replacing them with new notes that have a lower coupon rate and a longer-term maturity date, Citizen Communications improved its liquidity profile. On the other hand, the Fund’s exposure to bonds in the auto sector was a slight drag on its performance as growing competitive pressures hurt profit margins in that industry.

Bonds backed by commercial mortgages and consumer loans

Turning from corporate bonds, there were other sectors of the U.S. fixed income market that offered attractive investment opportunities in 2004. We purchased high-quality asset-backed securities and commercial mortgage-backed securities that tended to yield more than comparable corporate bonds, which benefited the Fund. Asset-backed securities are created by lenders such as banks that package credit card balances, auto loans, and other consumer loans into debt securities that are sold to investors. The growth in the asset-backed securities sector is driven by the increase in consumer borrowing.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on July 1, 2004, at the beginning of the period, and held through the six-month period ended December 31, 2004.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	7

Fees and Expenses (Unaudited) (continued)

be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Short-Term Bond Fund, Inc./ Dryden Short-Term Corporate Bond Fund		Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,022	0.93%	$4.73
	Hypothetical	$1,000	$1,020	0.93%	$4.72

Class B	Actual	$1,000	$1,018	1.68%	$8.52
	Hypothetical	$1,000	$1,017	1.68%	$8.52

Class C	Actual	$1,000	$1,019	1.43%	$7.26
	Hypothetical	$1,000	$1,018	1.43%	$7.25

Class R	Actual	$1,000	$1,026	1.18%	$6.01
	Hypothetical	$1,000	$1,019	1.18%	$5.99

Class Z	Actual	$1,000	$1,023	0.68%	$3.46
	Hypothetical	$1,000	$1,022	0.68%	$3.46

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended December 31, 2004, and divided by the 366 days in the Fund’s fiscal year ended December 31, 2004 (to reflect the six-month period).

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Schedule of Investments

as of December 31, 2004

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

LONG-TERM INVESTMENTS 86.7%

ASSET BACKED SECURITIES 1.9%
American Express Credit Account Master Ser. 2004-4, Class C, 144A (cost $430,000; purchased 08/06/04)(c)	Baa2	2.873%(b)	03/15/12	$430	$431,327
American Express Credit Account Master, Ser. 2004-C, Class C	Baa2	2.902(b)	02/15/12	620	620,908
Citibank Credit Card Issuance Trust, Ser. 2000-A3, Class A3	Aaa	6.875	11/16/09	3,000	3,264,943
DaimlerChrysler Auto Trust, Ser. 2004-B, Class B	A2	3.89	01/08/11	600	601,500
Discover Card Master Trust I, Ser. 2000-9, Class A	Aaa	6.35	07/15/08	1,000	1,033,188
Household Mortgage Loan Trust Ser. 2004-HCI, Class M	Aa2	2.91(b)	02/20/34	324	324,117
Marlin Leasing Receivables LLC., Ser. 2004-1A, Class A3, 144A	Aaa	3.36	06/15/07	1,000	996,300

Total asset backed securities					7,272,283

COLLATERALIZED MORTGAGE OBLIGATIONS 3.2%
Bear Stearns Commercial Mortgage Secs, Inc., Ser. 2004-T24, Class A2	Aaa	4.17	01/12/41	850	855,341
DLJ Commercial Mortgage Corp.	AAA(d)	7.62	06/10/33	900	1,031,752
Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A2	Aaa	3.285	07/05/35	2,500	2,420,774
GS Mortgage Securities Corp. II, Ser. 1998-C1, Class B	AAA(d)	6.97	10/18/30	1,650	1,814,375
J.P. Morgan Chase Commercial Mortgage Securities Corp., Ser. 2003-CB7, Class A2	Aaa	4.128	01/12/38	1,550	1,545,841

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	9

Schedule of Investments

as of December 31, 2004 Cont’d.

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Salomon Brothers Mortgage Securities, Inc., Ser. 2001-C2, Class A2	Aaa	6.168%	02/13/10	$3,900	$4,169,373

Total collateralized mortgage obligations					11,837,456

CORPORATE BONDS 79.0%

Aerospace / Defense 0.6%
McDonnell Douglas Corp.	A3	6.875	11/01/06	1,500	1,587,744
Raytheon Co.	Baa3	6.15	11/01/08	463	497,785

					2,085,529

Airlines 0.8%
Continental Airlines, Inc.	Baa3	6.32	11/01/08	800	806,928
Southwest Airlines Co.	Aa2	5.496	11/01/06	2,000	2,059,478

					2,866,406

Automotive 7.6%
ArvinMeritor, Inc.	Ba1	6.625	06/15/07	900	940,500
DaimlerChrysler North America Holding, Inc.	A3	2.94(b)	09/10/07	980	983,210
DaimlerChrysler North America Holding, Inc.	A3	2.96(b)	05/24/06	690	693,390
DaimlerChrysler North America Holding, Inc.	A3	4.05	06/04/08	1,815	1,811,254
DaimlerChrysler North America Holding, Inc.	A3	6.40	05/15/06	1,860	1,934,945
Equus Cayman Finance Ltd., 144A	Baa3	5.50	09/12/08	500	518,372
Ford Motor Co.	Baa1	8.875	04/01/06	1,000	1,047,101
Ford Motor Credit Co.	A3	5.70	01/15/10	1,350	1,362,289
Ford Motor Credit Co.	A3	6.375	11/05/08	1,000	1,049,630
Ford Motor Credit Co.	A3	6.50	01/25/07	3,005	3,124,740
Ford Motor Credit Co.	A3	6.875	02/01/06	5,510	5,676,402
Ford Motor Credit Co., Senior Notes	A3	5.80	01/12/09	1,270	1,298,121
General Motors Acceptance Corp.	Baa1	6.125	09/15/06- 08/28/07	7,040	7,227,983

See Notes to Financial Statements.

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Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

General Motors Acceptance Corp.	Baa1	7.75%	01/19/10	$700	$751,321

					28,419,258

Banking 9.0%
Bank of America Corp.	Aa3	8.50	01/15/07	1,200	1,317,294
Bank of America Corp., Senior Notes	Aa2	5.25	02/01/07	2,000	2,070,418
Bank One NA Illinois,	Aa2	5.50	03/26/07	2,000	2,083,792
Citicorp, Inc., Sub Notes	Aa2	7.20	06/15/07	1,600	1,733,206
Citicorp, Inc., M.T.N.	Aa2	6.375	11/15/08	100	108,868
Citigroup, Inc.	Aa1	2.59(b)	06/09/09	1,000	1,001,518
Citigroup, Inc.	Aa1	4.25	07/29/09	2,500	2,526,598
Citigroup, Inc.	Aa1	5.00	03/06/07	650	670,877
Export-Import Bank of Korea, 144A	A3	4.125	02/10/09	1,530	1,525,842
First Union National Bank	Aa3	7.125	10/15/06	1,367	1,457,331
FleetBoston Financial Corp., Senior Notes	Aa2	4.875	12/01/06	1,000	1,026,616
HSBC Bank USA, Senior Notes	Aa2	3.875	09/15/09	1,040	1,030,933
J.P. Morgan Chase & Co.	Aa3	2.16(b)	10/02/09	3,000	3,003,645
J.P. Morgan Chase & Co., Senior Notes	Aa3	5.25	05/30/07	2,300	2,391,066
Korea Development Bank	A3	4.75	07/20/09	1,210	1,232,875
PNC Funding Corp.	A2	5.75	08/01/06	1,000	1,037,045
PNC Funding Corp.	A3	6.125	02/15/09	400	427,979
Santander Finance Issuances	A1	7.00	04/01/06	1,200	1,252,210
Santander Finance Issuances	A1	7.25	05/30/06	1,000	1,052,623
Washington Mutual, Inc.	A3	7.50	08/15/06	700	743,644
Washington Mutual, Inc., Senior Notes	A3	5.625	01/15/07	1,000	1,041,407
Wells Fargo & Co.	Aa1	4.20	01/15/10	1,815	1,822,376
Wells Fargo & Co.	Aa2	7.125	08/15/06	1,000	1,063,211
Wells Fargo & Co., Senior Notes	Aa1	5.125	02/15/07	1,250	1,293,086
Westdeutsche Landesbank	Aa2	6.05	01/15/09	800	853,676

					33,768,136

Brokerage 5.7%
Bear Stearns Cos., Inc.	A1	2.875	07/02/08	970	938,152
Bear Stearns Cos., Inc.	A1	6.50	05/01/06	1,000	1,041,014

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	11

Schedule of Investments

as of December 31, 2004 Cont’d.

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Credit Suisse First Boston	Aa3	3.875%	01/15/09	$800	$795,323
Credit Suisse First Boston	Aa3	5.75	04/15/07	1,760	1,844,751
Credit Suisse First Boston	Aa3	5.875	08/01/06	800	831,449
Goldman Sachs Group, Inc.	Aa3	3.875	01/15/09	1,285	1,282,089
Goldman Sachs Group, Inc.	Aa3	4.125	01/15/08	160	162,011
Lehman Brothers Holdings, Inc.	A1	3.60	03/13/09	875	861,423
Lehman Brothers Holdings, Inc.	A1	3.95	11/10/09	1,000	989,910
Lehman Brothers Holdings, Inc.	A1	4.00	01/22/08	1,700	1,711,732
Lehman Brothers Holdings, Inc.	A1	6.625	02/05/06	1,665	1,724,704
Merrill Lynch & Co., Inc.	Aa3	4.125	09/10/09	3,300	3,297,750
Merrill Lynch & Co., Inc.	Aa3	7.00	03/15/06	700	731,696
Morgan Stanley	Aa3	4.00	01/15/10	660	652,502
Morgan Stanley Dean Witter	Aa3	3.875	01/15/09	1,080	1,073,996
Morgan Stanley Dean Witter	Aa3	5.80	04/01/07	1,300	1,362,885
Morgan Stanley Dean Witter	Aa3	6.10	04/15/06	2,000	2,070,912

					21,372,299

Building Materials & Construction 0.8%
American Standard, Inc.	Baa3	7.625	02/15/10	160	182,925
Hanson PLC	Baa1	7.875	09/27/10	620	720,246
Masco Corp., 144A	Baa1	2.70(b)	03/09/07	810	811,523
Rpm International Inc., 144A	Baa3	4.45	10/15/09	830	813,847
Ryland Group, Inc., Senior Notes	Baa3	5.375	06/01/08	500	520,000

					3,048,541

Cable 1.4%
Comcast Cable Communications, Inc.	Baa3	8.375	05/01/07	670	740,986
Continental Cablevision, Inc., Senior Notes	Baa3	8.30	05/15/06	1,860	1,975,895
Cox Communications Inc., 144A	Baa3	4.625	01/15/10	500	498,847
Cox Communications, Inc., 144A	Baa3	3.04(b)	12/14/07	830	831,417
Cox Communications, Inc.	Baa3	3.875	10/01/08	585	578,948
TCI Communications, Inc., Senior Notes	Baa3	6.875	02/15/06	750	776,126

					5,402,219

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Capital Goods 2.7%
Black & Decker Corp.	Baa2	7.00%	02/01/06	$755	$781,920
Caterpillar Financial Services Corp.	A2	4.50	06/15/09	1,250	1,276,197
Cooper Cameron Corp., Senior Notes	Baa1	2.65	04/15/07	830	808,274
Fedex Corp.	Baa2	3.50	04/01/09	1,000	979,124
Honeywell International, Inc.	A2	7.50	03/01/10	220	254,175
John Deere Capital Corp.	A3	4.50	08/22/07	600	613,821
John Deere Capital Corp.	A3	5.125	10/19/06	700	720,869
Tyco International Group SA	Baa3	5.80	08/01/06	1,370	1,418,457
United Technologies Corp.	A2	4.875	11/01/06	1,400	1,438,975
Waste Management, Inc.	Baa3	7.00	10/15/06	1,000	1,059,112
Waste Management, Inc., Senior Notes	Baa3	6.50	11/15/08	540	587,953

					9,938,877

Chemicals 1.8%
Dow Chemical Co.	A3	5.00	11/15/07	400	413,471
Dow Chemical Co.	A3	5.75	12/15/08	990	1,054,194
E.I. du Pont de Nemours & Co.	Aa3	4.125	04/30/10	900	907,332
Eastman Chemical Co.	Baa2	3.25	06/15/08	400	390,377
ICI Wilmington, Inc.	Baa3	4.375	12/01/08	1,300	1,307,337
Lubrizol Corp.	Baa3	5.875	12/01/08	1,000	1,050,649
Lubrizol Corp., Senior Notes	Baa3	4.625	10/01/09	500	499,229
Potash Corp. of Saskatchewan, Inc.	Baa2	7.125	06/15/07	500	539,707
Praxair, Inc.	A3	6.625	10/15/07	500	537,494

					6,699,790

Consumer 1.3%
Cendant Corp.	Baa1	6.875	08/15/06	1,430	1,504,453
Cendant Corp., Senior Notes	Baa1	6.25	01/15/08	1,685	1,798,262
Clorox Co., 144A	A3	2.544(b)	12/14/07	1,470	1,469,199

					4,771,914

Electrical Utilities 6.4%
Appalachian Power Co.	Baa2	3.60	05/15/08	750	741,044
Commonwealth Edison Co.	Baa1	7.625	01/15/07	1,000	1,078,363

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	13

Schedule of Investments

as of December 31, 2004 Cont’d.

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Consolidated Edison Co. of New York, Inc., Senior Notes	A1	4.70%	06/15/09	$660	$678,437
Consumers Energy Co.	Baa3	4.25	04/15/08	1,000	1,009,793
Consumers Energy Co., 144A	Baa3	4.40	08/15/09	710	714,477
Dominion Resources, Inc	Baa1	3.66	11/15/06	790	791,352
Duke Capital LLC, Senior Notes	Baa3	4.331	11/16/06	750	759,409
East Coast Power LLC, Senior Notes	Baa3	6.737	03/31/08	298	311,588
Energy East Corp.	Baa2	5.75	11/15/06	1,000	1,039,344
FirstEnegy Corp.	Baa3	5.50	11/15/06	1,500	1,548,492
FPL Group Capital Inc.	A2	4.086	02/16/07	1,500	1,515,890
National Rural Utilities Cooperative Finance Corp.	A1	3.00	02/15/06	1,200	1,197,583
NiSource Inc.	Baa3	3.628	11/01/06	900	898,955
Pacific Gas & Electric Co.	Baa2	3.60	03/01/09	1,200	1,180,075
PacifiCorp	A3	4.30	09/15/08	1,000	1,009,919
PPL Electric Utilities Corp.	Baa1	5.875	08/15/07	500	525,587
Progress Energy, Inc., Senior Notes	Baa2	6.75	03/01/06	400	415,062
PSE&G Power LLC	Baa1	6.875	04/15/06	1,585	1,652,299
Public Service Co. of Colorado	A3	4.375	10/01/08	1,100	1,115,395
Puget Energy, Inc.	Baa2	3.363	06/01/08	750	736,441
Southern California Edison Co.	A3	2.353(b)	01/13/06	420	421,452
Southern California Edison Co.	A3	8.00	02/15/07	1,400	1,524,573
Tampa Electric Co.	Baa2	5.375	08/15/07	1,100	1,144,300
TXU Corp.	Ba1	4.446	11/16/06	1,000	1,010,045
Virginia Electric & Power Co., Senior Notes	A3	5.75	03/31/06	1,100	1,132,398

					24,152,273

Energy—Integrated 0.7%
Amerada Hess Corp.	Ba1	5.90	08/15/06	1,000	1,028,102
Petrobras International Finance Co.	Baa1	9.875	05/09/08	300	348,750
Phillips Petroleum Co.	A3	8.75	05/25/10	1,060	1,293,595

					2,670,447

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Energy—Other 1.5%
Burlington Resources Finance Co.	Baa1	5.70%	03/01/07	$875	$911,965
Occidental Petroleum Corp., Senior Notes	Baa1	7.65	02/15/06	1,500	1,570,278
Ocean Energy, Inc.	Baa3	4.375	10/01/07	1,180	1,197,247
Pioneer Natural Resource Co.	Baa3	6.50	01/15/08	750	803,946
Union Oil Co.	Baa2	7.35	06/15/09	310	350,034
Valero Energy Corp., Senior Notes	Baa3	3.50	04/01/09	1,000	974,940

					5,808,410

Foods 4.8%
Anheuser-Busch Cos., Inc.	A1	5.125	10/01/08	143	149,252
Bunge Ltd. Finance Corp.	Baa3	4.375	12/15/08	1,000	1,007,674
Cadbury Schweppes US Finance, 144A	Baa2	3.875	10/01/08	600	597,898
Campbell Soup Co.	A3	5.50	03/15/07	1,000	1,036,940
Cargill, Inc., 144A	A2	3.625	03/04/09	500	492,670
ConAgra Foods, Inc.	Baa1	6.00	09/15/06	1,000	1,041,200
Diageo Capital PLC	A2	3.375	03/20/08	1,385	1,371,880
General Mills, Inc.	Baa2	5.125	02/15/07	1,700	1,745,419
Kellogg Co.	Baa1	6.00	04/01/06	1,250	1,288,776
Kraft Foods, Inc	A3	4.00	10/01/08	1,175	1,175,934
Kraft Foods, Inc.	A3	4.625	11/01/06	2,250	2,296,390
Kraft Foods, Inc.	A3	5.25	06/01/07	1,400	1,450,228
Kroger, Inc., Senior Notes	Baa2	8.15	07/15/06	1,000	1,067,684
Miller Brewing Co., 144A	Baa1	4.25	08/15/08	1,000	1,009,092
Safeway, Inc.	Baa2	4.95	08/16/10	1,000	1,017,959
Tricon Global Restaurants Inc.	Baa3	8.50	04/15/06	1,000	1,062,289

					17,811,285

Gaming 0.6%
Harrahs Operating Co., Inc.	Baa3	7.125	06/01/07	1,420	1,521,141
MGM MIRAGE	Ba1	6.00	10/01/09	700	717,500

					2,238,641

Health Care & Pharmaceutical 2.1%
Anthem, Inc.	Baa1	3.50	09/01/07	510	507,172
Bristol-Myers Squibb Co.	A1	4.75	10/01/06	1,490	1,523,564

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	15

Schedule of Investments

as of December 31, 2004 Cont’d.

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

HCA, Inc.	Ba2	7.125%	06/01/06	$1,900	$1,972,192
Hospira, Inc.	Baa3	4.95	06/15/09	670	684,432
Quest Diagnostics, Inc.	Baa2	6.75	07/12/06	1,350	1,415,725
Wellpoint Inc., 144A	Baa1	4.25	12/15/09	1,000	999,523
Wyeth	Baa1	4.375	03/01/08	730	741,763

					7,844,371

Insurance 1.4%
Allstate Corp., Senior Notes	A1	5.375	12/01/06	1,250	1,291,261
Hartford Financial Services Group, Inc.	A3	2.375	06/01/06	725	711,746
Marsh & Mclennan Cos. Inc.	Baa2	3.625	02/15/08	500	484,924
Metlife, Inc., Senior Notes	A2	5.25	12/01/06	1,500	1,548,006
Travelers Property Casualty Corp., Senior Notes	A3	3.75	03/15/08	1,100	1,089,247

					5,125,184

Lodging 0.4%
Carnival Corp.	A3	3.75	11/15/07	1,155	1,156,360
Carnival PLC	A3	7.30	06/01/07	440	474,579

					1,630,939

Media & Entertainment 3.0%
British Sky Broadcasting Group PLC	Baa2	7.30	10/15/06	1,000	1,062,305
Chancellor Media Corp., 144A	Baa3	8.00	11/01/08	820	920,684
Clear Channel Communications, Inc.	Baa3	6.00	11/01/06	790	821,487
Liberty Media Corp., Senior Notes	Baa3	3.99(b)	09/17/06	1,710	1,730,964
News America Holdings, Inc.	Baa3	7.375	10/17/08	875	977,889
Reed Elsevier Capital, Inc.	A3	6.125	08/01/06	800	829,453
Time Warner, Inc.	Baa1	6.125	04/15/06	1,900	1,967,376
Walt Disney Co.	Baa1	5.375	06/01/07	405	421,000
Walt Disney Co., M.T.N.	Baa1	5.50	12/29/06	925	964,467
Walt Disney Co., Senior Notes	Baa1	6.75	03/30/06	1,475	1,536,824

					11,232,449

Metals 0.5%
Alcan Aluminum Ltd.	Baa1	6.25	11/01/08	815	878,363
Rio Tinto Finance USA Ltd.	Aa3	5.75	07/03/06	1,000	1,036,684

					1,915,047

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Non Captive Finance 8.2%
Capital One Bank	Baa2	4.25%	12/01/08	$690	$695,017
Capital One Bank, Senior Notes	Baa2	6.875	02/01/06	1,845	1,913,966
CIT Group, Inc., Senior Notes	A2	5.50	11/30/07	2,285	2,391,986
Countrywide Home Loans, Inc., M.T.N.	A3	5.625	05/15/07	2,405	2,508,720
General Electric Capital Corp., M.T.N.	Aaa	3.75	12/15/09	1,600	1,574,637
General Electric Capital Corp., M.T.N.(a)	Aaa	5.00	06/15/07	6,030	6,233,314
General Electric Capital Corp., M.T.N.	Aaa	5.375	03/15/07	2,805	2,913,668
Household Finance Corp.	A1	4.125	12/15/08- 11/16/09	1,650	1,650,594
Household Finance Corp.	A1	4.625	01/15/08	835	854,982
Household Finance Corp.	A1	4.75	05/15/09	1,900	1,948,310
Household Finance Corp.	A1	6.50	01/24/06	2,320	2,398,342
International Lease Finance Corp.	A1	2.95	05/23/06	1,200	1,189,030
International Lease Finance Corp.	A1	3.50	04/01/09	30	29,212
International Lease Finance Corp.	A1	4.50	05/01/08	660	668,429
International Lease Finance Corp.	A1	4.75	07/01/09	700	714,892
MBNA America Bank	Baa1	6.50	06/20/06	1,835	1,914,978
SLM Corp., M.T.N.	A2	3.625	03/17/08	1,235	1,229,071

					30,829,148

Non-Corporate 0.8%
Pemex Project Funding Master Trust	Baa1	7.875	02/01/09	1,070	1,202,145
Pemex Project Funding Master Trust	Baa1	8.50	02/15/08	750	845,625
Petroleos Mexicanos	Baa1	8.85	09/15/07	950	1,067,325

					3,115,095

Paper 0.6%
Boise Cascade Corp., M.T.N.	Ba1	7.45	06/19/06	1,000	1,051,740

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	17

Schedule of Investments

as of December 31, 2004 Cont’d.

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Weyerhaeuser Co.	Baa2	6.00%	08/01/06	$600	$623,506
Weyerhaeuser Co.	Baa2	6.125	03/15/07	529	557,006

					2,232,252

Pipelines & Other 0.7%
Atmos Energy Corp.	Baa3	2.465(b)	10/15/07	790	789,695
Enterprise Products Operating LP, Senior Notes, 144A	Baa3	4.00	10/15/07	750	748,169
Panhandle Eastern Pipe Line Co., Senior Notes	Baa3	2.75	03/15/07	1,000	979,174

					2,517,038

Railroads 1.6%
Canadian National Railway Co.	Baa1	4.25	08/01/09	720	725,727
CSX Corp.	Baa2	7.45	05/01/07	1,100	1,192,345
CSX Corp.,	Baa2	2.75	02/15/06	600	594,848
Norfolk Southern Corp., Senior Notes	Baa1	6.00	04/30/08	1,700	1,820,017
Union Pacific Corp.	Baa2	5.75	10/15/07	700	736,553
Union Pacific Corp.	Baa2	6.70	12/01/06	920	972,596

					6,042,086

Real Estate Investment Trust 1.4%
Archstone-Smith Trust	Baa1	5.00	08/15/07	875	899,369
Duke Realty LP	Baa1	3.50	11/01/07	800	797,628
EOP Operating LP	Baa2	4.65	10/01/10	575	577,628
EOP Operating LP	Baa2	6.763	06/15/07	500	531,896
Equity One, Inc.	Baa3	3.875	04/15/09	500	485,211
ERP Operating LP	Baa1	4.75	06/15/09	650	663,708
Shurgard Storage Centers, Inc.	Baa2	7.625	04/25/07	750	806,882
Simon Property Group LP	Baa2	7.375	01/20/06	595	618,085

					5,380,407

Retail 1.7%
CVS Corp.	A3	4.00	09/15/09	1,175	1,169,478
Federated Department Stores, Inc., Senior Notes	Baa1	6.625	09/01/08	620	674,955
Gap, Inc.	Ba1	6.90	09/15/07	725	779,375

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

JC Penney Co., Inc.	Ba2	7.375%	08/15/08	$300	$329,250
May Department Stores Co.	Baa2	3.95	07/15/07	825	826,394
Target Corp.	A2	5.95	05/15/06	1,300	1,348,548
Target Corp.	A2	7.50	08/15/10	1,000	1,169,125

					6,297,125

Sovereign 1.0%
United Mexican States	Baa2	9.875	02/01/10	2,225	2,734,525
United Mexican States, M.T.N.	Baa2	8.50	02/01/06	965	1,023,865

					3,758,390

Technology 2.6%
Computer Assoc. Inc., 144A	Ba1	4.75	12/01/09	1,150	1,158,415
Computer Sciences Corp.	A3	6.75	06/15/06	290	303,645
Equifax, Inc.	Baa1	4.95	11/01/07	1,040	1,075,670
First Data Corp.	A1	3.90	10/01/09	1,600	1,593,909
First Data Corp., M.T.N.	A1	6.375	12/15/07	275	296,157
Fiserv Inc.	Baa2	4.00	04/15/08	650	652,188
Hewlett-Packard Co.	A3	5.50	07/01/07	500	521,435
International Business Machines Corp.	A1	4.875	10/01/06	750	770,122
Motorola Inc.	Baa3	4.608	11/16/07	750	764,803
Sun Microsystems, Inc., Senior Notes	Baa3	7.50	08/15/06	1,000	1,057,080
SunGard Data Systems Inc.	Baa2	3.75	01/15/09	900	874,102
Unisys Corp., Senior Notes	Ba1	8.125	06/01/06	500	526,250

					9,593,776

Telecommunications 6.9%
AT&T Wireless Services, Inc., Senior Notes	Baa2	7.35	03/01/06	2,000	2,092,278
AT&T Wireless Services, Inc., Senior Notes	Baa2	7.50	05/01/07	400	434,464
Bellsouth Corp.	A2	4.20	09/15/09	1,645	1,649,297
British Telecom PLC	Baa1	7.00	05/23/07	950	1,017,925
Citizens Communications Co. (cost $705,250; purchased 03/23/04)(c)	Ba3	7.60	06/01/06	650	687,375
Deutsche Telekom International Finance	Baa1	3.875	07/22/08	900	898,450
France Telecom SA	Baa2	7.95	03/01/06	1,860	1,952,935

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	19

Schedule of Investments

as of December 31, 2004 Cont’d.

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Koninklijke (Royal) KPN NV (Netherlands)	Baa1	8.00%	10/01/10	$575	$678,695
SBC Communications, Inc.	A2	4.125	09/15/09	1,250	1,247,719
SBC Communications, Inc.	A2	5.75	05/02/06	2,150	2,218,931
Sprint Capital Corp.	Baa3	4.78(b)	08/17/06	1,000	1,019,166
Sprint Capital Corp.	Baa3	7.125	01/30/06	2,645	2,751,104
Telecom Italia Capital	Baa2	4.00	11/15/08	1,250	1,245,219
Telecomunicaciones de Puerto Rico Inc.	Baa1	6.65	05/15/06	2,090	2,167,482
Telus Corp.	Baa3	7.50	06/01/07	830	901,795
Verizon Global Funding Corp.	A2	6.125	06/15/07	3,000	3,177,396
Verizon Global Funding Corp.	A2	7.25	12/01/10	725	830,623
Vodafone Group PLC	A2	7.75	02/15/10	750	870,343

					25,841,197

Tobacco 0.4%
Altria Group, Inc.	Baa2	5.625	11/04/08	30	31,178
Altria Group, Inc.	Baa2	6.95	06/01/06	1,300	1,350,292

					1,381,470

Total corporate bonds					295,789,999

U.S. TREASURY SECURITIES 2.6%
United States Treasury Notes		3.00	11/15/07	1,140	1,132,964
United States Treasury Notes		3.50	12/15/09	8,591	8,549,385

Total U.S. treasury securities					9,682,349

Total long-term investments (cost $321,134,365)					324,582,087

SHORT-TERM INVESTMENTS 13.1%

CORPORATE BONDS 11.3%

Aerospace / Defense 0.4%
Lockheed Martin Corp.	Baa2	7.95	12/01/05	1,060	1,098,134
Raytheon Co.	Baa3	6.50	07/15/05	459	467,200

					1,565,334

Automotive 0.2%
Lear Corp.	Baa3	7.96	05/15/05	700	711,178

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Building Materials & Construction 0.2%
Rpm Inc., Ohio	Baa3	7.00%	06/15/05	$715	$719,598

Cable 1.0%
Cox Communications, Inc.	Baa3	6.875	06/15/05	2,520	2,560,456
TCI Communications, Inc., Senior Notes	Baa3	8.00	08/01/05	1,000	1,027,584

					3,588,040

Capital Goods 0.7%
Erac USA Finance Co., 144A	Baa1	8.25	05/01/05	1,280	1,301,093
Fedex Corp	Baa2	2.286(b)	04/01/05	1,000	1,000,521
Honeywell International, Inc.	A2	6.875	10/03/05	400	410,712

					2,712,326

Consumer 0.2%
Newell Rubbermaid, Inc.,	Baa2	2.00	05/01/05	900	897,239

Electrical Utilities 2.1%
Appalachian Power Co., Senior Notes	Baa2	4.80	06/15/05	900	907,612
Arizona Public Service Co.	Baa1	7.625	08/01/05	650	666,896
CenterPoint Energy Resources Corp.	Ba1	8.125	07/15/05	750	769,754
Detroit Edison Co., Senior Notes	A3	5.05	10/01/05	1,250	1,269,091
Dominion Resources, Inc.	Baa1	2.80	02/15/05	2,050	2,050,710
NiSource Finance Corp.	Baa3	7.625	11/15/05	1,000	1,036,428
South Carolina Electric & Gas Co.	A1	7.50	06/15/05	1,000	1,020,648

					7,721,139

Energy—Other 0.7%
Kerr-Mcgee Corp.,	Baa3	5.375	04/15/05	1,750	1,761,253
Parker & Parsley Petroleum Co., Senior Notes,	Baa3	8.875	04/15/05	1,000	1,015,376

					2,776,629

Foods 0.4%
Safeway, Inc.	Baa2	2.50	11/01/05	800	795,478
Tyson Foods, Inc., M.T.N.	Baa3	6.625	10/17/05	840	859,680

					1,655,158

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	21

Schedule of Investments

as of December 31, 2004 Cont’d.

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Insurance 0.1%
Aon Corp., Senior Notes,	Baa2	8.65%	05/15/05	$160	$163,085

Media & Entertainment 0.6%
News America Holdings, Inc., Senior Notes,	Baa3	8.50	02/15/05	1,060	1,065,526
Time Warner, Inc.	Baa1	5.625	05/01/05	1,280	1,291,787

					2,357,313

Packaging 0.4%
Pactiv Corp.	Baa2	7.20	12/15/05	1,500	1,550,171

Paper 0.5%
Abitibi-Consolidated, Inc.,	Ba3	8.30	08/01/05	500	511,250
MeadWestvaco Corp.	Baa2	2.75	12/01/05	1,000	996,802
Weyerhaeuser Co.	Baa2	5.50	03/15/05	225	226,036

					1,734,088

Pipelines & Other 0.6%
Duke Energy Field Services LLC,	Baa2	7.50	08/16/05	1,600	1,642,274
Enterprise Products Operating LP	Baa3	8.25	03/15/05	700	706,156

					2,348,430

Railroads 0.6%
Burlington Northern Santa Fe Corp.	Baa2	6.375	12/15/05	1,125	1,158,129
Union Pacific Corp.	Baa2	7.60	05/01/05	1,000	1,013,553

					2,171,682

Real Estate Investment Trust 0.8%
EOP Operating LP, Senior Notes	Baa2	6.625	02/15/05	1,550	1,556,461
ERP Operating LP	Baa1	6.63	04/13/05	500	505,084
Simon Property Group LP	Baa2	6.75	06/15/05	325	330,164
Simon Property Group LP, M.T.N.	Baa2	7.125	06/24/05	400	407,366

					2,799,075

Technology 0.4%
Compaq Computer Corp.,	A3	7.65	08/01/05	700	718,501

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Description	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Computer Associates, Inc., Senior Notes, (cost $949,500; purchased 05/21/03)(c)	Ba1	6.375%	04/15/05	$900	$908,251

					1,626,752

Telecommunications 1.2%
British Telecom PLC	Baa1	7.875	12/15/05	1,300	1,355,886
Deutsche Telekom International Finance,	Baa1	7.75	06/15/05	1,950	1,995,443
Telefonica Europe,	A3	7.35	09/15/05	1,100	1,132,549

					4,483,878

Tobacco 0.2%
Philip Morris Cos Inc.	Baa2	7.00	07/15/05	551	559,534

Total corporate bonds					42,140,649

	Shares
MUTUAL FUND 1.8%
Dryden Core Investment Fund-Taxable Money Market Series (cost $6,951,036; Note 3)	6,951,036	6,951,036

Total short-term investments (cost $50,096,334)		49,091,685

Total Investments 99.8% (cost $371,230,699; Note 5)		373,673,772
Other assets in excess of liabilities 0.2%		611,240

Net Assets 100.0%		$374,285,012

*	The Fund’s current Prospectus contains a description of Moody’s rating.

144A Security was pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Segregated as collateral for financial futures contracts.
(b)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at year end.
(c)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $2,084,750. The aggregate value, $2,026,953 represents 0.54% of net assets.
(d)	Standard & Poor’s rating.

LP—Limited Partnership.

LLC—Limited Liability Company.

M.T.N.—Medium Term Note.

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	23

Schedule of Investments

as of December 31, 2004 Cont’d.

The industry classification of long-term portfolio holdings, short-term investments and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2004 was as follows:

Banking	9.0%
Electrical Utilities	8.5
Non Captive Finance	8.2
Telecommunications	8.1
Automotive	7.8
Brokerage	5.7
Foods	5.2
Media & Entertainment	3.6
Capital Goods	3.4
Collateralized Mortgage Obligations	3.2
Technology	3.0
U.S. Treasury Securities	2.6
Cable	2.4
Energy—Other	2.2
Railroads	2.2
Real Estate Investment Trust	2.2
Health Care & Pharmaceuticals	2.1
Asset Backed Securities	1.9
Chemicals	1.8
Mutual Fund	1.8
Retail	1.7
Consumer	1.5
Insurance	1.5
Pipelines & Other	1.3
Paper	1.1
Aerospace / Defense	1.0
Building Materials & Construction	1.0
Sovereign	1.0
Airlines	0.8
Non-Corporate	0.8
Energy - Integrated	0.7
Gaming	0.6
Tobacco	0.6
Metals	0.5
Lodging	0.4
Packaging	0.4

99.8
Other assets in excess of other liabilities	0.2

100.0%

See Notes to Financial Statements.

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Financial Statements

DECEMBER 31, 2004	ANNUAL REPORT

Dryden Short-Term Bond Fund Inc.

Dryden Short-Term Corporate Bond Fund

Statement of Assets and Liabilities

as of December 31, 2004

Assets
Investments at value (cost $371,230,699)	$373,673,772
Cash	12,947
Dividends and interest receivable	4,697,009
Receivable for Fund shares sold	1,990,754
Due from broker—variation margin	38,813
Unrealized appreciation on credit default swaps	12,984
Other assets	8,812

Total assets	380,435,091

Liabilities
Payable for investments purchased	4,979,135
Payable for Fund shares reacquired	734,649
Accrued expenses	130,492
Management fee payable	124,334
Distribution fee payable	124,211
Dividends payable	42,433
Deferred directors’ fees	14,825

Total liabilities	6,150,079

Net Assets	$374,285,012

Net assets were comprised of:
Common stock, at par	$333,012
Paid-in capital in excess of par	384,636,595

384,969,607
Undistributed net investment income	125,860
Accumulated net realized loss on investments	(13,456,502)
Net unrealized appreciation on investments	2,646,047

Net assets December 31, 2004	$374,285,012

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($188,403,897 ÷ 16,770,162 shares of beneficial interest issued and outstanding)	$11.23
Maximum sales charge (3.25% of offering price)	0.38

Maximum offering price to public	$11.61

Class B
Net asset value, offering price and redemption price per share ($58,296,542 ÷ 5,189,324 shares of beneficial interest issued and outstanding)	$11.23

Class C
Net asset value, offering price and redemption price per share ($54,319,530 ÷ 4,835,375 shares of beneficial interest issued and outstanding)	$11.23

Class R
Net asset value, offering price and redemption price per share ($2,515 ÷ 224 shares of beneficial interest issued and outstanding)	$11.23

Class Z
Net asset value, offering price and redemption price per share ($73,262,528 ÷ 6,506,115 shares of beneficial interest issued and outstanding)	$11.26

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	27

Statement of Operations

Year Ended December 31, 2004

Net Investment Income
Income
Interest	$14,111,560
Dividends	69,456

Total income	14,181,016

Expenses
Management fee	1,370,247
Distribution fee—Class A	383,856
Distribution fee—Class B	636,940
Distribution fee—Class C	450,197
Distribution fee—Class R	4
Transfer agent fee’s and expenses	428,000
Custodian’s fees and expenses	159,000
Reports to shareholders	132,000
Registration fees	92,000
Legal fees and expenses	47,000
Audit fee	23,000
Trustees’ fees	16,000
Miscellaneous	13,975

Total expenses	3,752,219

Net investment income	10,428,797

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	1,497,193
Financial futures contracts	351,337

1,848,530

Net change in unrealized appreciation (depreciation) on:
Investments	(6,537,523)
Financial futures contracts	248,336
Credit default rate swap	12,984

(6,276,203)

Net loss on investments	(4,427,673)

Net Increase In Net Assets Resulting From Operations	$6,001,124

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended December 31,
	2004	2003
Increase In Net Assets
Operations
Net investment income	$10,428,797	$9,895,997
Net realized gain on investment transactions	1,848,530	2,610,738
Net change in unrealized appreciation (depreciation) on investments	(6,276,203)	547,269

Net increase in net assets resulting from operations	6,001,124	13,054,004

Dividends from net investment income (Note 1)
Class A	(6,943,474)	(5,257,518)
Class B	(2,416,516)	(2,554,822)
Class C	(2,429,764)	(2,618,980)
Class R	(40)	—
Class Z	(3,127,378)	(2,636,285)

	(14,917,172)	(13,067,605)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	175,770,352	227,257,063
Net asset value of shares issued in reinvestment of dividends	11,286,091	9,608,018
Cost of shares reacquired	(120,143,133)	(147,904,316)

Net increase in net assets from Fund share transactions	66,913,310	88,960,765

Total increase	57,997,262	88,947,164

Net Assets
Beginning of year	316,287,750	227,340,586

End of year (a)	$374,285,012	$316,287,750

(a) Includes undistributed net investment income of:	$125,860	$110,251

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	29

Notes to Financial Statements

Dryden Short-Term Bond Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund consists of two portfolios- the Dryden Ultra Short Bond Portfolio and the Dryden Short-Term Corporate Bond Fund (the “Portfolio”). The financial statements of the other portfolio are not presented herein. The Portfolio’s investment objective is high current income consistent with the preservation of principal. Under normal circumstances, the Portfolio invests at least 80% of its investable assets in bonds of corporations with maturities of six years or less. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Portfolio in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Director’s approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

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Short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Swaps: The Fund may enter into swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (Market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	31

Notes to Financial Statements

Cont’d

another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between a Portfolio’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Fund’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level or class level.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Federal Income Taxes: For federal income tax purposes, each portfolio in the Fund is treated as a separate tax paying entity. It is the Portfolio’s policy to continue to meet

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the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement on behalf of the Portfolio with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Portfolio. In connection therewith, PIM is obligated to keep certain books and records of the Portfolio. PI pays for the services of PIM, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and bookkeeping costs of the Portfolio. The Portfolio bears all other cost and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .40 of 1% of the average daily net assets of the Portfolio.

The Portfolio has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, and Class Z shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class A, Class B, Class C, and Class R shares pursuant to plans of distribution, (the “Class A, B, C, and R Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Portfolio.

Pursuant to the Class A, B, C, and R Plans, the Portfolio compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1%, and .75 of 1% of the average daily net assets of the Class A, B, C, and R shares, respectively. For the year ended December 31, 2004, PIMS contractually agreed to limit such fees to .25 of 1%, .75 of 1%, and .50 of 1% of the average daily net assets of the Class A shares, Class C, and Class R shares, respectively.

PIMS has advised the Portfolio that it received approximately $183,800 and $8,100 in front-end sales charges resulting from sales of Class A and Class C shares,

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	33

Notes to Financial Statements

Cont’d

respectively, for the year ended December 31, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Portfolio that during the year ended December 31, 2004, it received approximately $118,900 and $70,600 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“The Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the period from January 1, 2004 through April 30, 2004, the SCA provided for a commitment of $800 million and allowed the Funds to increase the commitment to $1 billion, if necessary. Effective May 3, 2004, the SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was October 29, 2004. Effective October 29, 2004, the Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement is $500 million. The Funds pay a commitment fee of ..075% of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement will be October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the year ended December 31, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the year ended December 31, 2004, the Portfolio incurred fees of approximately $360,000 for the services of PMFS. As of December 31, 2004, approximately $33,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Portfolio pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund

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transactions through a national clearing system. The Portfolio incurred approximately $56,500 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”), an affiliate of PI, was approximately $40,700 for the year ended December 31, 2004. As of December 31, 2004 approximately $13,600 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the year ended December 31, 2004, the Fund earned income of $69,456, from the Series by investing its excess cash.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2004, aggregated $252,050,474, and $183,297,823 respectively. United States government securities represent $116,468,259 and $110,164,103 of those purchases and sales, respectively.

During the year ended December 31, 2004, the Portfolio entered into financial futures contracts. Details of open contracts at December 31, 2004, are as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2004	Unrealized Appreciation (Depreciation)
	Long Positions:
353	U.S. T-Notes 5yr	Mar 05	$38,450,277	$38,664,530	$214,253
	Short Positions:
77	U.S. T-Notes 2yr	Mar 05	16,114,456	16,138,719	(24,263)

					$189,990

The Fund entered into credit default swap agreements during the year ended December 31, 2004. Details of the swap agreements outstanding as of December 31, 2004 are as follows:

Counterparty (a)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation
Morgan Stanley	9/20/09	$1,000	0.60%	EnCana Corporation, 4.75%, due 10/15/2013	$12,984

(a)	The Fund pays the floating rate and receives from the counterparty par in the event that the underlying bond defaults.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	35

Notes to Financial Statements

Cont’d

Note 5. Distributions and Tax Information

In order to present undistributed net investment income or loss and accumulated net realized gains or loss on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital in excess of par, undistributed net investment income or loss and accumulated net realized gain or loss on investments. For the year ended December 31, 2004, the adjustments were to increase accumulated net realized loss on investments by $3,132,187, increase undistributed net investment income by $4,503,984 and decrease paid in capital in excess of par by $1,371,797 due to the difference in the treatment of market discount accretion and premium amortization between financial and tax reporting, sale of securities purchased with market discount and the expiration of capital loss carry forward. Net investment income, net realized gains and net assets were not affected by this change.

For the years ended December 31, 2004 and 2003, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets of $14,917,172 and $13,067,605, respectively, was ordinary income.

As of December 31, 2004, the accumulated undistributed earnings on a tax basis consisted of $125,860 of ordinary income.

For federal income tax purposes, the Portfolio had a capital loss carryforward at December 31, 2004 of approximately $7,105,000 of which $1,537,000 expires in 2007, $1,933,000 expires in 2008 and $3,635,000 expires in 2010. Approximately $709,000 of its capital loss carryforward was used to offset net taxable gain realized in the fiscal year ended December 31, 2004. Approximately $1,372,000 of its capital loss carryforward expired unused in the fiscal year ended December 31, 2004. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

In addition, as of December 31, 2004, the Fund elected to treat post-October capital losses of $382,300 incurred in the two month period ended December 31, 2004 as having been incurred in the following fiscal year.

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The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of December 31, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$377,009,791	$2,621,687	$5,957,706	$3,336,019

The difference between book and tax basis was primarily attributable to deferred losses on wash sales and differences in the treatment of discount amortization for book and tax purposes.

Note 6. Capital

The Portfolio offers Class A, Class B, Class C, Class R and Class Z shares. Effective May 17, 2004, the Fund began offering Class R shares. Class R shares are available to certain retirement plans, clearing and settlement firms. The class will not carry any front-end load or CDSC. Class A shares are sold with a front-end sales charge of up to 3.25%. Effective on March 15, 2004, all investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 312.5 million authorized shares of $.01 par value common stock, divided into five classes for each portfolio, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 62,500,000 authorized shares for each portfolio. As of December 31, 2004, 224 shares of Class R were owned by Prudential.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	37

Notes to Financial Statements

Cont’d

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Year ended December 31, 2004:
Shares sold	8,632,750	$98,178,847
Shares issued in reinvestment of dividends	438,782	4,982,985
Shares reacquired	(3,598,308)	(40,921,294)

Net increase (decrease) in shares outstanding before conversion	5,473,224	62,240,538
Shares issued upon conversion from Class B	409,008	4,645,850

Net increase (decrease) in shares outstanding	5,882,232	$66,886,388

Year ended December 31, 2003:
Shares sold	6,896,024	$79,763,132
Shares issued in reinvestment of dividends	318,084	3,680,915
Shares reacquired	(5,326,237)	(61,574,456)

Net increase (decrease) in shares outstanding before conversion	1,887,871	21,869,591
Shares issued upon conversion from Class B	270,551	3,145,368

Net increase (decrease) in shares outstanding	2,158,422	$25,014,959

Class B
Year ended December 31, 2004:
Shares sold	1,457,701	$16,592,133
Shares issued in reinvestment of dividends	161,885	1,840,706
Shares reacquired	(1,703,725)	(19,355,374)

Net increase (decrease) in shares outstanding before conversion	(84,139)	(922,535)
Shares redeemed upon conversion to Class A	(409,008)	(4,645,850)

Net increase (decrease) in shares outstanding	(493,147)	$(5,568,385)

Year ended December 31, 2003:
Shares sold	3,053,564	$35,333,336
Shares issued in reinvestment of dividends	164,784	1,907,023
Shares reacquired	(1,988,038)	(22,969,228)

Net increase (decrease) in shares outstanding before conversion	1,230,310	14,271,131
Shares redeemed upon conversion to Class A	(270,551)	(3,145,368)

Net increase (decrease) in shares outstanding	959,759	$11,125,763

Class C
Year ended December 31, 2004:
Shares sold	757,176	$8,643,243
Shares issued in reinvestment of dividends	151,137	1,718,872
Shares reacquired	(1,700,449)	(19,324,869)

Net increase (decrease) in shares outstanding	(792,136)	$(8,962,754)

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Class C	Shares	Amount
Year ended December 31, 2003:
Shares sold	4,107,631	$47,420,875
Shares issued in reinvestment of dividends	162,069	1,875,800
Shares reacquired	(2,082,203)	(24,075,348)

Net increase (decrease) in shares outstanding	2,187,497	$25,221,327

Class R
Period ended December 31, 2004:*
Shares sold	220	$2,500
Shares issued in reinvestment of dividends	4	40

Net increase (decrease) in shares outstanding	224	$2,540

Class Z
Year ended December 31, 2004:
Shares sold	4,583,870	$52,353,629
Shares issued in reinvestment of dividends	240,892	2,743,488
Shares reacquired	(3,552,902)	(40,541,596)

Net increase (decrease) in shares outstanding	1,271,860	$14,555,521

Year ended December 31, 2003:
Shares sold	5,577,985	$64,739,720
Shares issued in reinvestment of dividends	184,843	2,144,280
Shares reacquired	(3,388,848)	(39,285,284)

Net increase (decrease) in shares outstanding	2,373,980	$27,598,716

*	Commenced operations on May 17, 2004.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	39

Financial Highlights

Class A
Year Ended December 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$11.52

Income (loss) from investment operations:
Net investment income	.38
Net realized and unrealized gain (loss) on investment transactions	(.15)

Total from investment operations	.23

Less Distributions:
Dividends from net investment income	(.52)

Net asset value, end of year	$11.23

Total Return(a):	2.01%
Ratios/Supplemental Data:
Net assets, end of year (000)	$188,404
Average net assets (000)	$153,543
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.92%
Expenses, excluding distribution and service (12b-1) fees	.67%
Net investment income	3.05%
For Class A, B, C and Z shares:
Portfolio turnover rate	55%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class A
Year Ended December 31,
2003	2002	2001	2000

$11.51	$11.35	$11.17	$10.99

.42	.50	.62	.64
.13	.23	.19	.18

.55	.73	.81	.82

(.54)	(.57)	(.63)	(.64)

$11.52	$11.51	$11.35	$11.17

4.83%	6.69%	7.40%	7.65%

$125,479	$100,436	$87,716	$72,467
$113,360	$91,136	$78,485	$76,619

.92%	1.01%	1.05%	1.07%
.67%	.76%	.80%	.82%
3.57%	4.50%	5.42%	5.77%

64%	92%	243%	171%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	41

Financial Highlights

Cont’d

Class B
Year Ended December 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$11.52

Income (loss) from investment operations:
Net investment income	.30
Net realized and unrealized gain (loss) on investment transactions	(.16)

Total from investment operations	.14

Less Distributions:
Dividends from net investment income	(.43)

Net asset value, end of year	$11.23

Total Return(a):	1.25%
Ratios/Supplemental Data:
Net assets, end of year (000)	$58,297
Average net assets (000)	$63,694
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.67%
Expenses, excluding distribution and service (12b-1) fees	.67%
Net investment income	2.70%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

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Class B
Year Ended December 31,
2003	2002	2001	2000

$11.51	$11.35	$11.17	$10.98

.33	.43	.56	.58
.13	.22	.19	.19

.46	.65	.75	.77

(.45)	(.49)	(.57)	(.58)

$11.52	$11.51	$11.35	$11.17

4.05%	5.90%	6.86%	7.21%

$65,486	$54,335	$27,416	$14,950
$65,683	$39,427	$16,509	$17,787

1.67%	1.76%	1.55%	1.57%
.67%	.76%	.80%	.82%
2.82%	3.72%	4.89%	5.26%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	43

Financial Highlights

Cont’d

Class C
Year Ended December 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$11.52

Income (loss) from investment operations:
Net investment income	.33
Net realized and unrealized gain (loss) on investment transactions	(.16)

Total from investment operations	.17

Less Distributions:
Dividends from net investment income	(.46)

Net asset value, end of year	$11.23

Total Return(a):	1.50%
Ratios/Supplemental Data:
Net assets, end of year 000)	$54,320
Average net assets (000)	$60,026
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.42%
Expenses, excluding distribution and service (12b-1) fees	.67%
Net investment income	2.96%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.

See Notes to Financial Statements.

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Class C
Year Ended December 31,
2003	2002	2001	2000

$11.51	$11.35	$11.17	$10.98

.36	.45	.56	.58
.13	.23	.19	.19

.49	.68	.75	.77

(.48)	(.52)	(.57)	(.58)

$11.52	$11.51	$11.35	$11.17

4.31%	6.16%	6.87%	7.21%

$64,852	$39,581	$25,996	$1,698
$63,277	$31,593	$5,252	$1,902

1.42%	1.51%	1.55%	1.57%
.67%	.76%	.80%	.82%
3.07%	4.00%	4.70%	5.27%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	45

Financial Highlights

Cont’d

Class R
May 17, 2004(b) through December 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.28

Income from investment operations:
Net investment income	.24
Net realized and unrealized gain on investment transactions	.09

Total from investment operations	.33

Less Distributions:
Dividends from net investment income	(.38)

Net asset value, end of period	$11.23

Total Return(a):	2.92%
Ratios/Supplemental Data:
Net assets, end of period	$2,515 (c)
Average net assets	$1,601 (c)
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.17%
Expenses, excluding distribution and service (12b-1) fees	.67%
Net investment income	.99%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Figure is actual and not rounded to the nearest thousand.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of 1% of the average daily net assets of the Class R shares.

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

Cont’d

Class Z
Year Ended December 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$11.55

Income (loss) from investment operations:
Net investment income	0.41
Net realized and unrealized gain (loss) on investment transactions	(0.15)

Total from investment operations	0.26

Less Distributions:
Dividends from net investment income	(.55)

Net asset value, end of year	$11.26

Total Return(a):	2.27%
Ratios/Supplemental Data:
Net assets, end of year (000)	$73,263
Average net assets (000)	$63,698
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.67%
Expenses, excluding distribution and service (12b-1) fees	.67%
Net investment income	3.44%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

48	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,
2003	2002	2001	2000

$11.53	$11.37	$11.19	$11.00

.46	.52	.65	.67
.13	.24	.19	.19

.59	.76	.84	.86

(.57)	(.60)	(.66)	(.67)

$11.55	$11.53	$11.37	$11.19

5.18%	6.95%	7.66%	8.01%

$60,471	$32,988	$26,079	$5,793
$53,992	$31,894	$11,166	$4,036

.67%	.76%	.80%	.82%
.67%	.76%	.80%	.82%
3.81%	4.73%	5.53%	6.06%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	49

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of

Dryden Short-Term Bond Fund, Inc./Dryden Short Term Corporate Bond Fund

We have audited the accompanying statement of assets and liabilities of the Dryden Short-Term Bond Fund, Inc./Dryden Short Term Corporate Bond Fund hereafter referred to as the “Fund”, including the portfolio of investments, as of December 31, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2003 and the financial highlights for the periods presented prior to December 31, 2004, were audited by another independent registered public accounting firm, whose report dated, February 20, 2004, expressed an unqualified opinion thereon.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2004, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 24, 2005

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Federal Income Tax Information

(unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Fund’s fiscal year end (December 31, 2004) as to the federal income tax status of dividends paid by the Fund during such fiscal period. Accordingly, we are advising you that during its fiscal period ended December 31, 2004, the Fund paid dividends for Class A, Class B, Class C, Class R and Class Z shares totaling $.52, $.43, $.46, $.38 and $.55 per share, of ordinary income, which is taxable as such, respectively. Further, we wish to advise you that none of the ordinary income dividends paid in the fiscal year ended December 31, 2004 qualified for the corporate dividend received deduction available to corporate taxpayers. Only Funds that invest in U.S. equity securities are entitled to pass through a corporate dividends received deduction.

In January 2005, you will be advised on IRS 1099 DIV or substitute Form 1099, as to the Federal tax status of the distributions received by you in calendar year 2004.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	51

Management of the Fund

(Unaudited)

Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the 1940 Act), are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Fund are referred to as “Interested Directors.” “Fund Complex”† consists of the Fund and any other investment companies managed by PI.

Independent Directors(2)

David E.A. Carson (70), Director since 2003(3) Oversees 93 portfolios in Fund complex

Principal occupations (last 5 years): Director (January 2000 to May 2000), Chairman (January 1999 to December 1999), Chairman and Chief Executive Officer (January 1998 to December 1998) and President, Chairman and Chief Executive Officer (1983-1997) of People’s Bank.

Other Directorships held.(4) Director of United Illuminating and UIL Holdings (utility company), since 1993.

Robert E. La Blanc (70), Director since 2003(3) Oversees 93 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan College.

Other Directorships held:(4) Director of Chartered Semiconductor Manufacturing, Ltd. (since 1998); Titan Corporation (electronics) (since 1995); Computer Associates International, Inc. (software company) (since 2002); FiberNet Telecom Group, Inc. (telecom company) (since 2003); Director (since April 1999) of the High Yield Plus Fund, Inc.

Douglas H. McCorkindale (65), Director since 2003(3) Oversees 93 portfolios in Fund complex

Principal occupations (last 5 years): Chairman (since February 2001), Chief Executive Officer (since June 2000) and President (since September 1997) of Gannett Co. Inc. (publishing and media); formerly Vice Chairman (March 1984-May 2000) of Gannett Co., Inc.

Other Directorships held: (4) Director of Gannett Co. Inc., Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001); Director of The High Yield Plus Fund, Inc. (since 1996).

Richard A. Redeker (61), Director since 1993(3) Oversees 92 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; Director of Investmart, Inc. (since 2001) and Director of Penn Tank Lines, Inc. (since 1999).

Other Directorships held:(4) None.

Robin B. Smith (65), Director since 2003(3) Oversees 92 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:(4) Director of BellSouth Corporation (since 1992).

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Stephen G. Stoneburn (61), Director since 2003(3) Oversees 92 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Other Directorships held:(4) None

Clay T. Whitehead (66), Director since 2003(3) Oversees 93 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).

Other Directorships held:(4) Director (since 2000) of the High Yield Plus Fund, Inc.

Interested Directors(1)

Judy A. Rice (57), President since 2003 and Director since 2000(3) Oversees 93 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc., and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-in-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities; and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

Other Directorships held:(4) None

Robert F. Gunia (58), Vice President and Director since 1996(3) Oversees 167 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since June 1999) of PI; Executive Vice President (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC (PIMS); Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Executive Vice President (since March 1999) of Prudential Mutual Fund Services LLC; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.

Other Directorships held:(4) Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Information pertaining to the Officers of the Fund who are not also Directors is set forth below.

Officers(2)

William V. Healey (51), Chief Legal Officer since 2004(3)

Principal occupations (last 5 years): Vice President and Associate General Counsel (since 1998) of Prudential; Executive Vice President and Chief Legal Officer (since February 1999) of Prudential Investments LLC; Senior Vice President, Chief Legal Officer and Secretary (since December 1998) of Prudential Investment Management Services LLC; Executive Vice President and Chief Legal Officer (since February 1999) of Prudential Mutual Fund Services LLC; Vice President and Secretary (since October 1998) of Prudential Investment Management, Inc.,

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	53

Executive Vice President and Chief Legal Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Fund Services, Inc. and American Skandia Advisory Services, Inc.; Director (June 1999-June 2002 and June 2003-present) of ICI Mutual Insurance Company; prior to August 1998, Associate General Counsel of the Dreyfus Corporation (Dreyfus), a subsidiary of Mellon Bank, N.A. (Mellon Bank), and an officer and/or director of various affiliates of Mellon Bank and Dreyfus.

Deborah A. Docs (47), Secretary since 1996(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President and Assistant Secretary (since December 1996) of Pl; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc.

Jonathan D. Shain (46), Assistant Secretary since 2004(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Fund Services, Inc.

Maryanne Ryan (40), Anti-Money Laundering Compliance Officer since 2002(3)

Principal occupations (last 5 years): Vice President, Prudential (since November 1998); First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Compliance Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

Helene Gurian (51), Acting Anti-Money Laundering Compliance Officer since 2004(3)

Principal occupations (last 5 years): Vice President, Prudential (since July 1997): Vice President, Compliance (July 1997-January 2001); Vice President, Compliance and Risk Officer, Retail Distribution (January 2001-May 2002); Vice President, Corporate Investigations (May 2002-present) responsible for supervision of Prudential’s fraud investigations, anti-money laundering program and high technology investigation unit.

Lee D. Augsburger (45), Chief Compliance Officer since 2004(3)

Principal occupations (last 5 years): Vice President and Chief Compliance Officer (since May 2003) of PI; Vice President and Chief Compliance Officer (since October 2000) of Prudential Investment Management, Inc.: formerly Vice President and Chief Legal Officer—Annuities (August 1999-October 2000) of Prudential Insurance Company of America; Vice President and Corporate Counsel (November 1997-August 1999) of Prudential Insurance Company of America.

Grace C. Torres (45), Treasurer and Principal Financial and Accounting Officer since 1996(3)

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI; Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

(†)	The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include Jennison Dryden Mutual Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts 2, 10, 11. The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund.

(1)	“Interested” Director, as defined in the 1940 Act, by reason of employment with the Manager (Prudential Investments LLC or PI), the Subadvisers (Prudential Investment Management, Inc. or PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).

(2)	Unless otherwise noted, the address of the Directors and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

54	Visit our website at www.jennisondryden.com

(3)	There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as Director and/or Officer.

(4)	This includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional Information about the Fund’s Directors is included in the Fund’s Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	55

Growth of a $10,000 Investment

Average Annual Total Returns (With Sales Charges) as of 12/31/04
	One Year	Five Years	Ten Years	Since Inception
Class A	–1.31%	5.00%	5.74%	6.24%
Class B	–1.68	5.03	5.42	4.88
Class C	0.52	5.19	5.50	5.21
Class R	N/A	N/A	N/A	N/A
Class Z	2.27	5.99	N/A	5.78

Average Annual Total Returns (Without Sales Charges) as of 12/31/04
	One Year	Five Years	Ten Years	Since Inception
Class A	2.01%	5.69%	6.09%	6.47%
Class B	1.25	5.03	5.42	4.88
Class C	1.50	5.19	5.50	5.21
Class R	N/A	N/A	N/A	N/A
Class Z	2.27	5.99	N/A	5.78

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25%.

Visit our website at www.jennisondryden.com

Source: Prudential Investments LLC and Lipper Inc. Inception dates: Class A, 9/1/89; Class B, 12/9/92; Class C, 8/1/94; and Class Z, 12/16/96.

The graph compares a $10,000 investment in the Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund (Class A shares) with a similar investment in the Lehman Brothers 1-5 Year U.S. Credit Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (December 31, 1994) and the account values at the end of the current fiscal year (December 31, 2004) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, C, and Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares through December 31, 2004, the returns shown in the graph and for Class A shares in the tables would have been lower.

The Lehman Brothers 1-5 Year U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives a broad look at how short- and intermediate-term bonds have performed. The Index’s total returns include the reinvestment of all dividends, but do not include the effects of sales charges, operating expenses of a mutual fund, or taxes. The returns for the Index would be lower if they included the effects of sales charges, operating expenses, or taxes. The securities that comprise the Index may differ substantially from the securities in the Fund. This is not the only index that may be used to characterize performance of debt funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

The Fund charges a maximum front-end sales charge of 3.25% for Class A shares and a 12b-1 fee of up to 0.30% annually. Under certain circumstances, Class A shares may not be subject to a 1% contingent deferred sales charge (CDSC). Class B shares are subject to a declining CDSC of 3%, 2%, 1%, and 1% for the first four years respectively after purchase and a 12b-1 fee of 1% annually. Approximately five years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Effective February 1, 2004, Class C shares do not have a front-end sales charge of 1%, but are subject to a CDSC of 1% for shares redeemed within 12 months of purchase and a 12b-1 fee of up to 1% annually. Class R and Class Z shares are not subject to a sales charge or 12b-1 fees.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •
Deborah A. Docs, Secretary • Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Short-Term Bond Fund, Inc./
Dryden Short-Term Corporate Bond Fund
Share Class	A	B	C	R	Z
NASDAQ	PBSMX	PSMBX	PIFCX	PBSMX	PIFZX
CUSIP	26248R602	26248R701	26248R800	26248R875	26248R883

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com within 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Short-Term Bond Fund, Inc./
Dryden Short-Term Corporate Bond Fund
Share Class	A	B	C	R	Z
NASDAQ	PBSMX	PSMBX	PIFCX	PBSMX	PIFZX
CUSIP	26248R602	26248R701	26248R800	26248R875	26248R883

MF140E    IFS-A101046            Ed. 02/2005

Dryden Short-Term Bond Fund, Inc.

Dryden Ultra Short Bond Fund

DECEMBER 31, 2004	ANNUAL REPORT

FUND TYPE

Debt

OBJECTIVE

Current income consistent with low volatility of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

February 14, 2005

We hope that you find the annual report for the Dryden Ultra Short Bond Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden mutual funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund (the Fund) is to seek current income consistent with low volatility of principal. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 12/31/04
	One Year	Since Inception[2]
Class A	1.10%	2.00%
Class B	0.34	0.78
Class C	0.60	1.12
Class R	N/A	1.21
Class Y	0.84	1.58
Class Z	1.35	2.42
Merrill Lynch 1-Year U.S. Treasury Note Index[3]	0.81	***
Lipper Ultra-Short Obligations Funds Avg.[4]	1.24	****

Average Annual Total Returns[1] as of 12/31/04
	One Year	Since Inception[2]
Class A	0.12%	1.14%
Class B	–4.56	–1.82
Class C	–0.38	0.66
Class R	N/A	N/A
Class Y	0.84	0.90
Class Z	1.35	1.38
Merrill Lynch 1-Year U.S. Treasury Note Index[3]	0.81	***
Lipper Ultra-Short Obligations Funds Avg.[4]	1.24	****

Dividends and Yields[1] as of 12/31/04
	Total Dividends Paid for 12 Months	30-Day SEC Yield
Class A	$0.31	2.75%
Class B	$0.23	1.99
Class C	$0.26	2.25
Class R	$0.19	2.61
Class Y	$0.28	2.50
Class Z	$0.33	2.99

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class R, Class Y, and Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, Class C, Class R, and Class Y shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50% and, 0.75% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Y shares may be eligible to convert to Class A shares. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, Class Y, Class Z, 4/2/03; Class B, 4/16/03; Class C, 4/27/03; and Class R, 6/14/04.

3The Merrill Lynch 1-Year U.S. Treasury Note Index is an unmanaged index that comprises a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding originally issued two-year treasury note that matures closest to one year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The Index gives a broad look at how bonds have performed.

4The Lipper Ultra-Short Obligations Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Ultra-Short Obligations Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. Investors cannot invest directly in an index. The returns for the Merrill Lynch 1-Year U.S. Treasury Note Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Merrill Lynch 1-Year U.S. Treasury Note Index Closest Month-End to Inception cumulative total returns are 1.83% for Class A, Class B, Class C, Class Y, and Class Z; and 0.63% for Class R. Merrill Lynch 1-Year U.S. Treasury Note Index Closest Month-End to Inception average annual total returns are 1.04% for Class A, Class B, Class C, Class Y, and Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns are 2.07% for Class A, Class B, Class C, for Class Y, and Class Z; and 0.90% for Class R. Lipper Average Closest Month-End to Inception average annual total returns are 1.18% for Class A, Class B, Class C, Class Y, and Class Z.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 12/31/04
Bradford & Bingley PLC, 2.085%, 04/18/05	1.9%
Navistar Financial Corp. Owner Trust, Ser. A. 2003-A, Class A3	1.8
Federal National Mortgage Association, 4.00%, 06/01/16	1.8
Federal National Mortgage Association, 4.515%, 03/01/33	1.8
LB—UBS Commercial Mortgage Trust, Ser. 2003-C3, Class A1, 2.599%, 05/15/27	1.7

Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 12/31/04
U.S. Government & Agency	12.4%
Aaa	24.6
Aa	4.6
A	17.0
Baa	39.3
Ba	1.5
Not rated	1.9
Total Investments	101.3
Liabilities in excess of other assets	–1.3
Net Assets	100.0

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

4	Visit our website at www.jennisondryden.com

Investment Adviser’s Report

Prudential Investment Management, Inc.

Rise in short-term rates a dominant theme in U.S. debt markets

Short-term interest rates in the United States finally began to climb from very low levels in 2004. This was one of the most significant developments in the U.S. fixed income markets, particularly for short-term bonds. We adopted a defensive strategy aimed at minimizing the impact of rising interest rates on the Fund’s diversified portfolio of debt securities. In addition, we made modest changes to the Fund’s asset allocation that aimed to enhance its yield and still provide the Fund with flexibility to meet the liquidity needs of its shareholders.

The trend toward higher rates was driven by the Federal Reserve (the Fed), which increased the federal funds rate—the rate banks charge each other on overnight loans—by a quarter percentage point five times in 2004. The combined moves lifted the target for the key rate from 1.00% to 2.25%, a level that is still low. By increasing borrowing costs, the Fed gradually reduced the amount of monetary stimulus in the economy as it expanded at a moderate pace in 2004.

Short-term bond yields are the most sensitive to changes in monetary policy. Therefore the short-term rate increases put considerable upward pressure on short-term bond yields, which drove bond prices lower as bond prices move in the opposite direction of yields (interest rates). This is reflected in the modest returns of the Fund for 2004, the Lipper Average, and the Merrill Lynch 1-Year U.S. Treasury Note Index (the Index). The Fund’s Class A, Class B, Class C, and Class Y shares posted cumulative total returns in 2004 that lagged the Lipper Average, but the Class Z shares’ cumulative total return exceeded the Lipper Average for the year. Meanwhile, the Fund’s Class A, Class Y, and Class Z shares posted cumulative total returns that exceeded the Index in 2004, but the cumulative total returns of the Class B and Class C shares lagged the Index for the year.

Fund’s defensive strategy in a time of rising short-term rates

Our defensive strategy included adjusting the Fund’s duration over the course of the year. Duration measures a portfolio’s sensitivity to changes in interest rates. Shortening the Fund’s effective duration from around 0.7 years to nearly 0.4 years provided the Fund with some degree of protection from the trend toward higher short-term rates.

Finding attractive value among floating-rate debt securities

We also sought to reduce volatility in the Fund’s net asset value by selling some of its longer-term corporate bonds that carried fixed interest rates. Proceeds were used to purchase floating-rate corporates and asset-backed securities (backed by home equity loans). Floating-rate securities have coupons that adjust periodically based on the value of some reference rate, such as the London interbank offered rate, adjusted for a spread. These floating-rate securities enhanced the Fund’s yield, as we believed they offered better value than comparable corporate bonds. Moreover, their coupon rates reset to higher levels as short-term interest rates rose.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	5

Investment Adviser’s Report (continued)

Fund’s large, diversified corporate bond portfolio

Although we sold some of the Fund’s longer-term corporate bonds, its remaining holdings still comprised the Fund’s largest exposure in the fixed income markets. The Fund’s diversified portfolio included the major corporate bond sectors (industrials, utilities, and financial institutions) as well as subsectors such as airlines, autos, cable, chemicals, media and entertainment, and telecommunications.

From the perspective of credit quality, the Fund’s corporate bonds included the full spectrum of investment-grade ratings. When adding new bonds to the portfolio, we often selected those in the Baa area, which is the lowest investment-grade ratings category as measured by Moody’s Investors Service, Inc. Corporate bonds in the Baa rating category performed better than higher-quality corporate bonds in 2004. They outperformed as investors sought them for their relatively attractive yields in what was still a low-interest-rate environment despite the increases in short-term rates.

We also invested in a small amount of “crossover” bonds. These corporate debt securities simultaneously carry an investment-grade rating from one credit-rating agency and a below-investment-grade rating from another credit-rating agency. We tried to select crossover bonds that stand a good chance of having their below-investment-grade ratings raised to investment-grade status. Bonds with below-investment-grade ratings carry a greater risk of default than higher-quality bonds. Nevertheless, our strategy was a positive factor for the Fund in 2004 as crossover bonds performed well compared with higher-quality corporate bonds.

Securities backed by residential and commercial mortgages

The Fund had a well-diversified portfolio of mortgage-backed securities, including those with fixed coupon rates, those with adjustable coupon rates, and collateralized mortgage obligations. The search for high-quality debt securities with attractive yields benefited mortgage-backed securities in 2004. The mortgage-backed sector experienced a combination of strong demand from banks and overseas investors and a dwindling supply of securities due to a less favorable environment for mortgage refinancing. When some of the Fund’s mortgage-backed securities became overvalued, we sold them and purchased asset-backed securities and commercial mortgage-backed securities that we believed offered better relative value.

Money market holdings focus on enhancing Fund’s liquidity

Finally, within the Fund’s portfolio of money market securities, we favored very short-term instruments such as commercial paper and federal agency securities. These debt securities helped the Fund meet the liquidity needs of its shareholders. The Fund also maintained a position in very short-term corporate notes whose coupon rates reset to higher levels as short-term interest rates rose during 2004.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on July 1, 2004, at the beginning of the period, and held through the six-month period ended December 31, 2004.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	7

Fees and Expenses unaudited (continued)

be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Short-Term Bond Fund, Inc./ Dryden Ultra Short Bond Fund		Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,010	0.80%	$4.04
	Hypothetical	$1,000	$1,021	0.80%	$4.06

Class B	Actual	$1,000	$1,007	1.55%	$7.82
	Hypothetical	$1,000	$1,017	1.55%	$7.86

Class C	Actual	$1,000	$1,008	1.30%	$6.56
	Hypothetical	$1,000	$1,019	1.30%	$6.60

Class R	Actual	$1,000	$1,011	1.05%	$5.31
	Hypothetical	$1,000	$1,020	1.05%	$5.33

Class Y	Actual	$1,000	$1,009	1.05%	$5.30
	Hypothetical	$1,000	$1,020	1.05%	$5.33

Class Z	Actual	$1,000	$1,011	0.55%	$2.78
	Hypothetical	$1,000	$1,022	0.55%	$2.80

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended December 31, 2004, and divided by the 366 days in the Fund’s fiscal year ended December 31, 2004 (to reflect the six-month period).

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Schedule of Investments

December 31, 2004

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 71.7%
ASSET BACKED SECURITIES 19.6%
Ace Secs. Corp. Home Equity Loan, Ser. 2004-HE3, Class A2B(d)	Aaa	2.598%	11/25/34	$956	$955,584
American Express Credit Account Master, Ser. 2004-4, Class C 144A (cost $900,000; purchased 8/06/04)(d)(e)	Baa2	2.873	03/15/12	900	902,777
American Express Credit Account Master, Ser. 2004-C, Class C(d)	Baa2	2.902	02/15/12	560	560,821
Asset Backed Funding Corp., Ser. 2004-HE1, Class A3(d)	Aaa	2.947	07/25/34	1,000	1,005,859
Bank of America Lease Equipment Trust, Ser. 2002-A, Class A3 144A	Aaa	2.71	08/21/06	864	863,824
Bank One Issuance Trust, Ser. 2002-C2, Class C2(d)	Baa2	3.393	05/15/08	850	854,037
Bank One Issuance Trust, Ser. 2002-C3, Class C3	Baa2	3.76	08/15/08	1,725	1,730,863
Bear Stearns Asset Backed Secs., Ser. 2004-HE1, Class IA1(d)	Aaa	2.567	01/25/27	1,000	1,000,000
Chase Funding Mortgage Loan, Ser. 2003-6, Class 1A1(d)	Aaa	2.598	10/25/18	1,589	1,589,632
Chase USA Master Trust, Ser. 2000-2, Class C 144A	BBB(b)	7.98	04/15/09	1,000	1,036,186
Conseco Finance Home Equity Loan Trust, Ser. 2001-A, Class IIM2	A1	8.81	03/15/32	400	420,890
Countrywide Asset Backed, Ser. 2004-7, Class 2AV3 144A (cost $1,000,000; purchased 8/30/04)(d)(e)	Aaa	2.947	12/25/34	1,000	1,005,937

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	9

Schedule of Investments

December 31, 2004 Cont’d.

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Countrywide Asset Backed, Ser. 2004-8, Class 2A1 144A (cost $1,801,642; purchased 9/08/04)(d)(e)	AAA(b)	2.598%	02/25/35	$1,802	$1,801,642
Credit Suisse First Boston Mortgage, Ser. 2000-HE1, Class B(d)	Baa3	4.753	12/15/30	750	751,637
First Franklin Mortgage Loan Trust, Ser. 2003-FF5, Class A2 144A (cost $1,402,857; purchased 12/01/03)(d)(e)	Aaa	2.82%	03/25/34	1,403	1,396,972
First Franklin Mortgage Loan Trust, Ser. 2004-FFH3, Class 2A4 144A (cost $500,000; purchased 8/16/04)(d)(e)	Aaa	2.958	10/25/34	500	500,000
First USA Credit Card Master Trust, Ser. 1998-4, Class C 144A (d)	BBB(b)	2.91	03/18/08	3,000	3,001,821
GE Capital Credit Card Master Note Trust, Ser. 2004-2, Class C 144A (cost $1,000,000; purchased 9/08/04)(d)(e)	Baa2	2.882	09/15/10	1,000	1,000,000
GE Corporate Aircraft Financing LLC., Ser. 2004-1, Class A1 144A (cost $1,836,471; purchased 10/05/04)(d)(e)	Aaa	2.507	08/25/11	1,836	1,836,288
Greenpoint Manufactured Housing, Ser. 2000-6, Class A2(d)	Aaa	2.703	09/22/23	1,322	1,318,880
Household Home Equity Loan Trust, Ser. 2003-1, Class M,(d)	Aa2	3.04	10/20/32	679	680,803
Household Mortgage Loan Trust, Ser. 2003-HC1, Class M 144A (cost $776,271; purchased 6/26/03)(d)(e)	Aa2	3.06	02/20/33	776	779,957

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Household Mortgage Loan Trust, Ser. 2003-HC2, Class M(d)	Aa2	3.01%	06/20/33	$983	$984,470
Ixis Real Estate Capital Trust, Ser. 2004-HE4, Class A2(d)	Aaa	2.607	02/25/35	958	957,621
MBNA Master Credit Card Trust, Ser. 2000-H, Class C(d)	BBB(b)	3.603	01/15/13	500	518,383
Morgan Stanley ABS Capital I, Ser. 2004-NC7, Class A3 144A (cost $1,000,000; purchased 8/04/04)(d)(e)	Aaa	2.717	07/25/34	1,000	998,989
Navistar Financial Corp. Owner Trust, Ser. 2003-A, Class A3	Aaa	1.73%	02/15/07	3,936	3,908,649
New Century Home Equity Loan Trust, Ser. 2004-A, Class A3B2 144A (cost $1,000,000; purchased 8/2/04)(d)(e)	Aaa	2.917	08/25/34	1,000	1,003,594
Residential Asset Mortgage Products, Inc., Ser. 2003-RS8, Class AIIB(d)	Aaa	2.757	09/25/33	1,109	1,109,159
Residential Asset Mortgage Products, Inc., Ser. 2003-RZ5, Class A1 144A (cost $1,509,000; purchased 12/04/03)(d)(e)	Aaa	2.618	05/25/23	1,509	1,509,416
Residential Asset Securities Corp., Se. 2003-KS10, Class AI1 144A (cost $1,277,858; purchased 11/17/03)(d)(e)	Aaa	2.598	04/25/21	1,278	1,278,025
Vanderbilt Mortgage Finance, Ser. 2000-B, Class IA3	Aaa	8.255	05/07/17	470	476,699
Vanderbilt Mortgage Finance, Ser. 2002-B, Class A3	Aaa	4.70	10/07/18	620	622,256

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	11

Schedule of Investments

December 31, 2004 Cont’d.

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

WFS Financial Owner Trust, Ser. 2003-2, Class A3	Aaa	1.76%	01/21/08	$3,136	$3,117,787

Total asset backed securities					41,479,458

COMMERCIAL MORTGAGE BACKED SECURITIES 4.0%
Banc of America Commercial Mortgage, Inc., Ser. 2003-C2, Class A1	AAA(b)	3.411	03/11/41	1,809	1,793,096
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2000-WF1, Class A1	Aaa	7.64	02/15/32	1,272	1,359,131
GS Mortgage Securities Corp. II, Ser. 1998-C1, Class B	AAA(b)	6.97	10/18/30	750	824,716
LB UBS Commercial Mortgage Trust, Ser. 2002-C2, Class XCP, IO(c)	Aaa	1.368	07/15/35	21,300	944,985
LB-UBS Commercial Mortgage Trust, Ser. 2003-C3, Class A1	Aaa	2.599	05/15/27	3,694	3,595,903

Total commercial mortgage backed securities					8,517,831

CORPORATE BONDS 30.0%

Aerospace 0.5%
General Dynamics Corp., Notes	A2	2.125	05/15/06	1,000	985,710

Airlines 0.7%
Southwest Airlines Co., Pass-thru Certs., Ser. 01-1(a)	Aa2	5.496	11/01/06	1,470	1,513,716

Automotive 1.9%
Ford Motor Credit Co., Notes	A3	6.875	02/01/06	1,000	1,030,200
General Motors Acceptance Corp., Notes(d)	Baa1	2.97	11/16/07	2,000	1,978,536

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

General Motors Acceptance Corp., Notes	Baa1	6.125%	09/15/06	$950	$973,924

					3,982,660

Banking 0.5%
BCH Cayman Islands, Ltd., Gtd. Notes	A1	6.50	02/15/06	1,000	1,033,753

Brokerage 0.2%
Bear Stearns Cos., Inc.	A1	2.875	07/02/08	445	430,389

Cable 1.2%
Comcast Cable Communications, Inc., Sr. Notes	Baa3	6.375	01/30/06	2,500	2,582,353

Capital Goods 1.4%
Cooper Cameron Corp., Sr. Notes	Baa1	2.65	04/15/07	970	944,609
John Deere Capital Corp., Notes	A3	4.50	08/22/07	1,000	1,023,035
Waste Management, Inc., Notes	Baa3	7.00	10/15/06	1,000	1,059,112

					3,026,756

Chemicals 0.9%
Eastman Chemical Co., Notes	Baa2	3.25	06/15/08	350	341,580
ICI Wilmington, Inc., Gtd. Notes	Baa3	4.375	12/01/08	1,000	1,005,644
Potash Corp. of Saskatchewan, Inc., Notes	Baa2	7.125	06/15/07	500	539,707

					1,886,931
Consumer 0.4%
Cendant Corp., Notes	Baa1	6.875	08/15/06	800	841,652

Electric 4.4%
Consumers Energy Co., First Mtge.	Baa3	6.25	09/15/06	600	626,435
Dominion Resources, Inc.	Baa1	3.66	11/15/06	550	550,941

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	13

Schedule of Investments

December 31, 2004 Cont’d.

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

DTE Energy Co., Sr. Notes	Baa2	6.45%	06/01/06	$1,250	$1,301,250
Duke Capital LLC, Senior Notes	Baa3	4.331	11/16/06	300	303,764
FirstEnergy Corp., Ser. A, Sr. Notes	Baa3	5.50	11/15/06	1,250	1,290,410
FPL Group Capital, Inc.	A2	4.086	02/16/07	500	505,297
Pacific Gas & Electric Co., First Mtge.	Baa2	3.60	03/01/09	500	491,698
PacifiCorp, First Mtge.	A3	4.30	09/15/08	600	605,951
Progress Energy, Inc., Sr. Notes	Baa2	6.75	03/01/06	1,000	1,037,656
PSE&G Power LLC, Gtd. Notes	Baa1	6.875	04/15/06	1,000	1,042,460
Public Service Co. of Colorado, Collateral Trust, Ser. 14	A3	4.375	10/01/08	500	506,998
Southern California Edison Co., First Mtge.	A3	8.00	02/15/07	500	544,490
Virginia Electric & Power Co., Ser. A, Sr. Notes	A3	5.75	03/31/06	500	514,726

					9,322,076

Energy-Other 1.3%
Burlington Resources Finance Co., Gtd. Notes	Baa1	5.60	12/01/06	690	714,791
Occidental Petroleum Corp., Sr. Notes	Baa1	5.875	01/15/07	150	156,846
Ocean Energy, Inc., Gtd. Notes	Baa3	4.375	10/01/07	1,240	1,258,124
USX Corp., Notes	Baa1	6.65	02/01/06	555	574,548

					2,704,309

Foods 3.1%
Cargill, Inc., Notes 144A	A2	3.625	03/04/09	580	571,497
Diageo Capital PLC, Notes	A2	3.50	11/19/07	1,000	996,675
Kraft Foods, Inc., Notes	A3	4.625	11/01/06	2,750	2,806,700
Miller Brewing Co., Notes 144A	Baa1	4.25	08/15/08	500	504,546
Tyson Foods, Inc., Notes	Baa3	7.25	10/01/06	505	535,408
Yum! Brands, Inc., Sr. Notes	Baa3	8.50	04/15/06	1,000	1,062,289

					6,477,115

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Gaming 0.4%
Harrah’s Operating, Inc., Gtd. Notes	Baa3	7.125%	06/01/07	$850	$910,542

Healthcare & Pharmaceuticals 0.7%
Anthem, Inc., ,Notes	Baa1	3.50	09/01/07	400	397,782
Hospira, Inc., Notes	Baa3	4.95	06/15/09	190	194,093
Quest Diagnostics, Inc., Gtd. Notes	Baa2	6.75	07/12/06	600	629,211
Wellpoint, Inc. 144A	Baa1	4.25	12/15/09	270	269,871

					1,490,957

Insurance 0.5%
Hartford Financial Services Group, Inc., Sr. Notes	A3	2.375	06/01/06	1,000	981,719

Lodging 0.6%
Carnival Corp., Gtd. Notes	A3	3.75	11/15/07	1,000	1,001,178
P & O Princess, Notes	A3	7.30	06/01/07	330	355,934

					1,357,112

Media & Entertainment 1.3%
AOL Time Warner, Inc., Gtd. Notes	Baa1	6.125	04/15/06	1,250	1,294,326
Chancellor Media Corp., Gtd. Notes	Baa3	8.00	11/01/08	420	471,570
Clear Channel Communications, Inc., Sr. Notes	Baa3	6.00	11/01/06	1,000	1,039,857

					2,805,753

Non Captive Finance 3.4%
Capital One Bank, Sr. Notes	Baa2	6.875	02/01/06	820	850,652
General Electric Capital Corp., Ser. A, M.T.N.(a)	Aaa	2.85	01/30/06	3,300	3,291,661
Household Finance Corp., M.T.N.	A1	3.375	02/21/06	1,500	1,501,926
International Lease Finance Corp., Notes	A1	2.95	05/23/06	1,000	990,858
MBNA America Bank, Bank Notes	Baa1	6.50	06/20/06	645	673,112

					7,308,209

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	15

Schedule of Investments

December 31, 2004 Cont’d.

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Pipelines & Other 0.4%
Enterprise Products Operating LP, Sr. Notes 144A	Baa3	4.00%	10/15/07	$300	$299,268
Panhandle Eastern Pipe Line Co., Sr. Notes	Baa3	2.75	03/15/07	500	489,587

					788,855

Railroads 1.0%
CSX Corp., Notes	Baa2	2.75	02/15/06	820	812,959
CSX Corp., Notes	Baa2	7.45	05/01/07	865	937,617
Union Pacific Corp., Notes	Baa2	5.75	10/15/07	400	420,887

					2,171,463

Real Estate Investment Trust 0.8%
Archstone-Smith Trust, Notes	Baa1	5.00	08/15/07	845	868,533
Shurgard Storage Centers, Inc., Notes	Baa2	7.625	04/25/07	500	537,922
Simon Property Group LP, Notes	Baa2	7.375	01/20/06	360	373,967

					1,780,422

Retailers 0.3%
May Dept. Stores Co., Notes	Baa2	3.95	07/15/07	685	686,158

Technology 0.8%
Motorola, Inc., Notes	Baa3	4.608	11/16/07	310	316,119
SunGard Data Systems, Inc., Notes	Baa2	3.75	01/15/09	760	738,131
Unisys Corp., Sr. Notes	Ba1	8.125	06/01/06	500	526,250

					1,580,500

Telecommunications 3.1%
Bellsouth Corp., Notes	A2	4.20	09/15/09	600	601,567
France Telecom SA, Notes	Baa2	7.95	03/01/06	1,200	1,259,958
SBC Communications, Inc.	A2	4.125	09/15/09	300	299,452
Sprint Capital Corp., Gtd. Notes	Baa3	7.125	01/30/06	1,250	1,300,144
Telus Corp., Notes	Baa3	7.50	06/01/07	800	869,200
Verizon Global Funding Corp., Notes	A2	6.125	06/15/07	1,000	1,059,132
Verizon Wireless Capital LLC, Notes	A3	5.375	12/15/06	1,200	1,242,966

					6,632,419

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Tobacco 0.2%
Altria Group, Inc., Notes	Baa2	6.95%	06/01/06	$400	$415,474

Total corporate bonds					63,697,003

COLLATERALIZED MORTGAGE OBLIGATIONS 5.7%
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-C, Class A1(d)	Aaa	2.748	06/25/28	2,999	3,006,160
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1 144A (cost $3,261,257; purchased 8/07/03)(d)(e)	Aaa	2.728	10/25/28	3,261	3,264,824
Structured Asset Securities Corp., Ser. 2002-1A, Class 2A1(d)	Aaa	0.028	02/25/32	2,314	2,329,361
Washington Mutual, Inc., Ser. 2003-AR6, Class A1(d)	Aaa	4.362	06/25/33	1,346	1,349,800
Washington Mutual, Inc., Ser. 2003-AR9, Class 1A2A(c)	Aaa	2.341	09/25/33	1,943	1,939,404
Wells Fargo Mortgage Backed Securities Trust, Ser. 2003-1, Class 2A2 144A (cost $207,500; purchased 7/02/03)(e)	Aaa	5.75	02/25/33	205	205,388

Total collateralized mortgage obligations					12,094,937

U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES 11.8%
Federal National Mortgage Association(d)		3.315	03/01/33	2,244	2,254,967
Federal National Mortgage Association(d)		4.448	03/01/33	2,918	2,972,019
Federal National Mortgage Association(d)		4.515	03/01/33	3,687	3,742,587
Federal National Mortgage Association(d)		4.715	12/01/32	1,541	1,574,672
Federal National Mortgage Association(d)		4.873	12/01/32	1,547	1,582,680
Federal National Mortgage Association(d)		5.054	07/01/33	2,215	2,271,276
Federal National Mortgage Association		6.50	06/01/16	489	519,098

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	17

Schedule of Investments

December 31, 2004 Cont’d.

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Federal National Mortgage Association,		4.00%	06/01/10	$3,823	$3,803,066
Government National Mortgage Association		5.50	05/15/33- 06/15/33	2,629	2,687,393
Government National Mortgage Association		6.00	10/15/33- 11/15/34	2,848	2,953,397
Government National Mortgage Association		7.00	07/15/33	685	727,612

Total U.S. government agency mortgage backed securities					25,088,767

U.S. GOVERNMENT SECURITIES 0.6%
United States Treasury Notes		3.00	11/15/07	1,120	1,113,088
United States Treasury Notes		3.50	12/15/09	15	14,927

Total U.S. government securities					1,128,015

Total long-term investments (cost $151,342,824)					152,006,011

SHORT-TERM INVESTMENTS 29.6%
COMMERCIAL PAPER 1.9%
Bradford & Bingley PLC 144A	P-1	2.085	04/18/05	4,000	3,998,718

CORPORATE BONDS 25.8%

Aerospace 0.2%
Raytheon Co., Notes	Baa3	6.50	07/15/05	337	343,020

Automotive 1.7%
DaimlerChrysler North America Holding, Inc.(d)	A3	2.94	03/10/05	500	501,638
DaimlerChrysler North America Holding, Inc., Ser. D, M.T.N.(d)	A3	3.34875	03/29/05	2,000	2,008,988
Lear Corp., Ser. B, Gtd. Notes,	Baa3	7.96	05/15/05	1,000	1,015,969

					3,526,595

Brokerage 2.4%
Bear Stearns Cos., Inc., Notes(d)	A1	2.76	03/21/05	238	238,774
Goldman Sachs Group, Inc., Ser. E, M.T.N.,(d)	Aa3	2.20	01/10/05	2,400	2,402,935
Morgan Stanley, Notes(d)	Aa3	2.20	01/12/05	2,400	2,403,425

					5,045,134

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Building Materials & Construction 0.7%
Masco Corp., Notes, 144A(d)	Baa1	2.70%	03/09/05	$900	$901,692
RPM, Inc., Sr. Notes	Baa3	7.00	06/15/05	560	563,601

					1,465,293

Cable 0.2%
Cox Communications, Inc. 144A(d)	Baa3	3.04	03/14/05	510	510,871

Capital Goods 2.4%
Erac USA Finance Co., Notes, 144A	Baa1	8.25	05/01/05	2,000	2,032,958
Fedex Corp., Notes(d)	Baa2	2.286	01/03/05	3,000	3,001,610

					5,034,568

Consumer 0.8%
Clorox Co. 144A(d)	A3	2.544	03/14/05	920	919,498
Newell Rubbermaid, Inc., Notes	Baa2	2.00	05/01/05	770	767,638

					1,687,136

Electric 2.9%
AEP Texas Central Co., Sr. Notes, Ser. F	Baa2	3.00	02/15/05	1,000	1,000,310
CenterPoint Energy Resources Corp., Notes, Ser. B,	Ba1	8.125	07/15/05	500	513,169
Dominion Resources, Inc., Notes	Baa1	2.80	02/15/05	2,500	2,500,865
NiSource Finance Corp.	Baa3	7.625	11/15/05	600	621,857
Southern California Edison Co., Notes(d)	A3	2.353	01/13/05	1,400	1,404,840

					6,041,041

Energy-Other 1.5%
ChevronTexaco Corp., Gtd. Notes, Zero Coupon 144A	Aa3	0.00	11/17/05	1,000	967,227
Kerr-McGee Corp., Gtd. Notes	Baa3	5.375	04/15/05	1,200	1,207,716
Parker & Parsley Petroleum Co., Sr. Notes	Baa3	8.875	04/15/05	1,000	1,015,376

					3,190,319

Foods 0.1%
Safeway, Inc., Notes(d)	Baa2	2.63	02/01/05	280	280,275

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	19

Schedule of Investments

December 31, 2004 Cont’d.

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Healthcare & Pharmaceuticals 0.5%
HCA, Inc., Notes,	Ba2	6.91%	06/15/05	$1,075	$1,090,753

Media & Entertainment 1.4%
Liberty Media Corp., Sr. Notes(d)	Baa3	3.99	03/15/05	1,600	1,619,616
Walt Disney Co., Notes	Baa1	7.30	02/08/05	1,250	1,255,485

					2,875,101

Non Captive Finance 1.8%
CIT Group, Inc., Sr. Notes, M.T.N.(d)	A2	2.42	02/04/05	2,000	2,002,732
CIT Group, Inc., Sr. Notes, M.T.N.(d)	A2	3.63	01/31/05	400	400,382
MBNA America Bank, Sr. Notes, 144A	Baa1	7.75	09/15/05	500	515,251
PACCAR Financial Corp., Ser. J, M.T.N.(d)	A1	2.019	01/20/05	1,000	1,000,626

					3,918,991

Paper 1.0%
Abitibi-Consolidated, Inc.	Ba3	8.30	08/01/05	500	511,250
MeadWestvaco Corp., Notes	Baa2	2.75	12/01/05	1,000	996,802
Weyerhaeuser Co., Notes	Baa2	5.50	03/15/05	615	617,832

					2,125,884

Pipelines & Other 0.8%
Atmos Energy Corp.(d)	Baa3	2.465	01/18/05	560	559,783
Duke Energy Field Services Corp., Notes	Baa2	7.50	08/16/05	1,100	1,129,063

					1,688,846

Railroads 1.3%
Canadian National Railway Co., Notes(c)	Baa1	6.45	07/15/05	1,500	1,563,294
Union Pacific Corp., Notes	Baa2	7.60	05/01/05	1,200	1,216,264

					2,779,558

Real Estate Investment Trust 1.4%
ERP Operating LP, Notes	Baa1	6.63	04/13/05	2,000	2,020,338
Simon Property Group LP, Notes	Baa2	6.75	06/15/05	965	980,335

					3,000,673

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Sovereign 0.9%
Petroleos Mexicanos, Gtd. Notes	Baa1	6.50%	02/01/05	$2,000	$2,006,400

Technology 0.7%
Computer Associates International, Inc., Ser. B, Sr. Notes 144A (cost $527,500; purchased 5/21/03)(e)	Ba1	6.375	04/15/05	500	504,584
Hewlett-Packard Co., Notes	A3	7.15	06/15/05	1,000	1,019,033

					1,523,617

Telecommunications 3.0%
AT&T Wireless Services, Inc., Sr. Notes	Baa2	6.875	04/18/05	1,250	1,264,585
British Telecom PLC, Notes	Baa1	7.875	12/15/05	1,000	1,042,989
CenturyTel, Inc., Sr. Notes, Ser. C	Baa2	6.55	12/01/05	240	246,798
Deutsche Telekom International Finance BV, Gtd. Notes	Baa1	7.75	06/15/05	1,200	1,227,965
Telefonica Europe BV, Notes	A3	7.35	09/15/05	1,000	1,029,590
Verizon Wireless Capital LLC, Notes 144A(d)	A3	2.415	02/23/05	1,500	1,499,599

					6,311,526

Tobacco 0.1%
Philip Morris Cos., Inc., Notes	Baa2	7.00	07/15/05	265	269,104

Total corporate bonds					54,714,705
				Shares

MUTUAL FUND 1.9%
Dryden Core Investment Fund-Taxable Money Market Series (Note 3) (cost $4,128,745)				4,128,745	4,128,745

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	21

Schedule of Investments

December 31, 2004 Cont’d.

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Total short-term investments (cost $64,543,801)					$62,842,168

Total Investments 101.3% (cost $215,886,625; Note 5)					214,848,179
Liabilities in excess of other assets (1.3)%					(2,690,434)

Total Net Assets 100.0%					$212,157,745

*	The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

144A security was pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Segregated as collateral for financial futures contracts.
(b)	Standard & Poor’s rating.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at December 31, 2004.
(d)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at year end.
(e)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $18,000,356. The aggregate value, $17,988,393 represents 8.48% of net assets.

IO—Interest Only.

LP—Limited Partnership.

LLC—Limited Liability Company.

M.T.N.—Medium Term Note.

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2004 was as follows:

Short Term Investments	29.6%
Asset Backed Securities	19.6
U.S. Government Agency Mortgage Backed Securities	11.8
Collateralized Mortgage Obligations	5.7
Electrical Utilities	4.4
Commercial Mortgage Backed Securities	4.0
Food & Beverage	2.6
Non-Captive Diversified Finance	2.0
Telecommunications—Wirelines	1.9
Automotive	1.9
Non-Captive Consumer Finance	1.4
Capital Goods	1.4
Media & Entertainment	1.3
Telecommunications—Wireless	1.2
Cable	1.2
Railroads	1.0
Energy-Other	1.0
Chemicals	0.9
Real Estate Investment Trust	0.8
Technology	0.8
Airlines	0.7
Health Care & Pharmaceuticals	0.7
Lodging	0.6
U.S. Government Securities	0.6
Aerospace/Defense	0.5
Banks	0.5
Insurance	0.5
Foods	0.5
Commercial Services	0.4
Gaming	0.4
Gas Pipelines	0.4
Integrated Energy	0.3
Retail	0.3
Brokerage Services	0.2
Tobacco	0.2

TOTAL	101.3%
Liabilities in excess of other assets	(1.3)

100.0%

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	23

Statement of Assets and Liabilities

as of December 31, 2004

Assets
Investments, at value (cost $215,886,625)	$214,848,179
Cash	13,257
Dividends and; Interest receivable	1,557,200
Receivable for Fund shares sold	221,152
Prepaid expenses	5,602

Total assets	216,645,390

Liabilities
Payable for Fund shares reacquired	3,155,606
Payable for investments purchased	1,031,705
Accrued expenses	84,721
Management fee payable	76,296
Distribution fee payable	75,423
Due to broker—variation margin	42,609
Dividends payable	19,221
Deferred directors’ fees	2,064

Total liabilities	4,487,645

Net Assets	$212,157,745

Net assets were comprised of:
Common stock, at par	$21,900
Paid-in capital in excess of par	222,893,519

222,915,419
Undistribution of net investment income	148,626
Accumulated net realized loss on investments	(9,813,689)
Net unrealized depreciation on investments	(1,092,611)

Net assets, December 31, 2004	$212,157,745

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Class A
Net asset value, offering price and redemption price per share ($17,070,792 ÷ 1,761,494 shares of common stock issued and outstanding)	$9.69

Class B
Net asset value, offering price and redemption price per share ($3,501,665 ÷ 361,120 shares of common stock issued and outstanding)	$9.70

Class C
Net asset value, offering price and redemption price per share ($619,271 ÷ 63,862 shares of common stock issued and outstanding)	$9.70

Class R
Net asset value, offering price and redemption price per share ($2,482 ÷ 256 shares of common stock issued and outstanding)	$9.69

Class Y
Net asset value, offering price and redemption price per share ($150,816,205 ÷ 15,570,513 shares of common stock issued and outstanding)	$9.69

Class Z
Net asset value, offering price and redemption price per share ($40,147,330 ÷ 4,143,017 shares of common stock issued and outstanding)	$9.69

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	25

Statement of Operations

Year Ended December 31, 2004

Net Investment Income
Income
Interest	$7,602,687
Dividends	106,104

Total income	7,708,791

Expenses
Management fee	1,860,033
Distribution fee—Class A	101,872
Distribution fee—Class B	38,293
Distribution fee—Class C	6,820
Distribution fee—Class R	4
Distribution fee—Class Y	1,100,439
Custodian’s fees and expenses	153,000
Registration fees	112,000
Transfer agent’s fees and expenses	100,000
Reports to shareholders	93,000
Audit fee	24,000
Legal fees and expenses	21,000
Directors’ fees	13,000
Miscellaneous	12,071

Total expenses	3,635,532

Less: Expense waiver (Note 2)	(747,296)
Excise Tax	8,984

Net expenses	2,897,220

Net investment income	4,811,571

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on:
Investment transactions	(145,141)
Financial futures contracts	(1,312,792)

(1,457,933)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,006,543)
Financial futures contracts	325,876

(680,667)

Net loss on investments	(2,138,600)

Net Increase In Net Assets Resulting From Operations	$2,672,971

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended December 31, 2004	April 2, 2003(a) Through December 31, 2003
Increase (Decrease) In Net Assets
Operations
Net investment income	$4,811,571	$4,098,994
Net realized loss on investment transactions	(1,457,933)	(1,012,003)
Net change in unrealized depreciation on investments	(680,667)	(411,944)

Net increase in net assets resulting from operations	2,672,971	2,675,047

Dividends from net investment income (Note 1)
Class A	(1,248,948)	(1,383,206)
Class B	(91,489)	(45,024)
Class C	(23,715)	(11,420)
Class R	(31)	—
Class Y	(6,244,801)	(5,241,898)
Class Z	(1,499,480)	(998,488)

	(9,108,464)	(7,680,036)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	179,487,810	707,501,847
Net asset value of shares issued to shareholders in reinvestment of dividends	7,351,867	6,146,930
Cost of shares reacquired	(372,180,427)	(304,709,800)

Net increase (decrease) in net assets from Fund share transactions	(185,340,750)	408,938,977

Total increase (decrease)	(191,776,243)	403,933,988

Net Assets
Beginning of period	403,933,988	—

End of period(b)	$212,157,745	$403,933,988

(a) Commencement of operations.
(b) Includes undistributed net investment income of:	$148,626	$757

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	27

Notes to Financial Statements

Dryden Short-Term Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund consists of two portfolios—Dryden Ultra Short Bond Fund (the “Portfolio”) and Dryden Short-Term Corporate Bond Fund. The financial statements of the other portfolio are not presented herein. The Portfolio commenced operations on April 2, 2003.

The Portfolio’s investment objective is current income consistent with low volatility of principal. Under normal circumstances, the Portfolio invests at least 80% of its investable assets in debt securities other than preferred stock. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Portfolio in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation, or does not present fair value, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

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Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short term securities which mature in more than 60 days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Portfolio may invest in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Fund’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level or class level.

Dryden Ultra Short Bond Fund	29

Notes to Financial Statements

Cont’d

Taxes: For federal income tax purposes, each portfolio in the Fund is treated as a separate tax paying entity. It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement on behalf of the Portfolio with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Portfolio. In connection therewith, PIM is obligated to keep certain books and records of the Portfolio. PI pays for the services of PIM, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and bookkeeping costs of the Portfolio. The Portfolio bears all other cost and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60 of 1% of the Portfolio’s average daily net assets up to $1 billion and .55 of 1% of the Portfolio’s average daily net assets in excess of $1 billion. PI has agreed to voluntarily waive a portion of the Portfolio’s management fee, which amounted to $747,296. Such amount represents .24 of 1% of average daily net assets, or $.03 per share. Effective April 30, 2004, the voluntary waiver became .20 of 1% of average daily net assets. The Portfolio is not required to reimburse PI for such waiver.

The Portfolio has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C, Y, R, and Z

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shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class A, Class B, Class C, Class R, and Class Y shares, pursuant to plans of distribution, (the “Class A, B, C, R, and Y Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Portfolio.

Pursuant to the Class A, B, C, R, and Y Plans, the Portfolio compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, and ..75 of 1%, of the average daily net assets of the Class A, B, C, R, and Y shares, respectively. For the year ended December 31, 2004, PIMS contractually agreed to limit such fees to .25 of 1%, .75 of 1%, .25 of 1%, and .50 of 1% of the average daily net assets of the Class A, C, R, and Y shares, respectively.

PIMS has advised the Portfolio that for the year ended December 31, 2004, it received approximately $10,700 and $8,300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the period from January 1, 2004 through April 30, 2004, the SCA provided for a commitment of $800 million and allowed the Funds to increase the commitment to $1 billion, if necessary. Effective May 1, 2004, the SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was October 29, 2004. Effective October 29, 2004, the Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement is $500 million. The Funds pay a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement will be October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the year ended December 31, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the year ended December 31, 2004, the Portfolio incurred fees of approximately $84,400

Dryden Ultra Short Bond Fund	31

Notes to Financial Statements

Cont’d

for the services of PMFS. As of December 31, 2004, approximately $6,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Portfolio incurred approximately $14,800 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”), an affiliate of PI, was approximately $10,100 for the year ended December 31, 2004. As of December 31, 2004 approximately $4,700 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the year ended December 31, 2004, the Portfolio earned income of $106,104 from the Series by investing its excess cash.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2004, were $47,943,565 and $86,391,876, respectively. United States government securities represent $39,809,586 and $17,595,339 of those purchases and sales, respectively.

During the year ended December 31, 2004, the Portfolio entered into financial futures contracts. Details of open contracts at December 31, 2004, are as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at Dec. 31, 2004	Unrealized Appreciation (Depreciation)
	Short Positions:
95	U.S. T-Notes 5 yr	Mar 05	$10,416,844	$10,405,469	$11,375
208	U.S. T-Notes 2 yr	Mar 05	43,529,959	43,595,500	(65,541)

					$(54,166)

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Note 5. Distributions and Tax Information

In order to present undistributed net investment income or loss and accumulated net realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital in excess of par, undistributed net investment income and accumulated net realized gain or loss on investments. For the year ended December 31, 2004, the adjustments were to increase accumulated net realized loss on investments by $3,902,767, decrease paid-in capital in excess of par by $541,995 and increase undistributed net investment income by $4,444,762, due to paydowns, certain expenses not deductible for tax, and the difference in the treatment of market discount accretion and premium amortization between financial and tax reporting. Net investment income, net realized gains and net assets were not affected by this change.

For the year ended December 31, 2004 and December 31, 2003, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets of $9,108,464 and $7,680,036, respectively, was ordinary income. As of December 31, 2004, the accumulated undistributed ordinary income on a tax basis was $150,690.

For federal income tax purposes, the Portfolio had a capital loss carryforward as of December 31, 2004 of approximately $4,175,000 of which $930,000 expires in 2011 and 3,245,000 expires in 2012. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. In addition, the Portfolio elected to treat post-October capital losses of approximately $2,515,000 incurred in the two month period ended December 31, 2004 as having been incurred in the following fiscal year.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of December 31, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$219,063,829	$176,304	$4,391,954	$(4,215,650)

The difference between book and tax basis was primarily attributable to differences in the treatment of discount amortization for book and tax purposes.

Note 6. Capital

The Portfolio offers Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares were sold with no front-end sales charge and a contingent deferred sales charge of 1%

Dryden Ultra Short Bond Fund	33

Notes to Financial Statements

Cont’d

during the first 12 months. Class Y shares convert to Class A shares when the value of an investors account in Class Y shares reach $1 million or more. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class A shares may be subject to a contingent deferred sales charge of 1%. Class R, Class Y and Class Z shares are not subject to any sales or redemption charge. Class Z is offered exclusively for sale to a limited group of investors.

There are 281.25 million authorized shares of $.001 par value common stock, divided into five classes, which consists of 31,250,000 authorized shares of each of Class A, Class B, Class C, Class R and Class Z common stock and 125,000,000 shares of Class Y. As of December 31, 2004, 10 shares of Class R of the Portfolio were owned by Prudential.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Year ended December 31, 2004:
Shares sold	3,852,158	$37,885,406
Shares issued in reinvestment of dividends	87,722	860,724
Shares reacquired	(9,295,625)	(91,176,232)

Net increase (decrease) in shares outstanding before conversion	(5,355,745)	(52,430,102)
Shares issued upon conversion from Class B and Class Y	916,326	8,977,398

Net increase (decrease) in shares outstanding	(4,439,419)	$(43,452,704)

Period ended December 31, 2003:**
Shares sold	13,553,783	$135,335,498
Shares issued in reinvestment of dividends	112,597	1,120,004
Shares reacquired	(8,213,084)	(81,680,049)

Net increase (decrease) in shares outstanding before conversion	5,453,296	54,775,453
Shares issued upon conversion from Class B and Class Y	747,617	7,442,476

Net increase (decrease) in shares outstanding	6,200,913	$62,217,929

Class B
Year ended December 31, 2004:
Shares sold	129,042	$1,264,911
Shares issued in reinvestment of dividends	6,088	59,555
Shares reacquired	(171,321)	(1,679,815)

Net increase (decrease) in shares outstanding before conversion	(36,191)	(355,349)
Shares redeemed upon conversion to Class A	(12,188)	(118,955)

Net increase (decrease) in shares outstanding	(48,379)	$(474,304)

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Class B (Cont’d)	Shares	Amount
Period ended December 31, 2003:***
Shares sold	540,759	$5,395,936
Shares issued in reinvestment of dividends	2,645	26,296
Shares reacquired	(131,270)	(1,306,155)

Net increase (decrease) in shares outstanding before conversion	412,134	4,116,077
Shares redeemed upon conversion to Class A	(2,635)	(26,108)

Net increase (decrease) in shares outstanding	409,499	$4,089,969

Class C
Year ended December 31, 2004:
Shares sold	54,676	$538,427
Shares issued in reinvestment of dividends	2,158	21,135
Shares reacquired	(127,616)	(1,256,116)

Net increase (decrease) in shares outstanding	(70,782)	$(696,554)

Period ended December 31, 2003:****
Shares sold	183,016	$1,823,515
Shares issued in reinvestment of dividends	920	9,135
Shares reacquired	(49,292)	(490,253)

Net increase (decrease) in shares outstanding	134,644	$1,342,397

Class R
Period ended December 31, 2004:*
Shares sold	256	$2,500
Shares issued in reinvestment of dividends	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	256	$2,500

Class Y
Year ended December 31, 2004:
Shares sold	10,744,535	$105,525,561
Shares issued in reinvestment of dividends	525,045	5,138,870
Shares reacquired	(24,017,023)	(235,399,991)

Net increase (decrease) in shares outstanding before conversion	(12,747,443)	(124,735,560)
Shares redeemed upon conversion to Class A	(904,157)	(8,858,443)

Net increase (decrease) in shares outstanding	(13,651,600)	$(133,594,003)

Period ended December 31, 2003:**
Shares sold	47,411,477	$473,497,955
Shares issued in reinvestment of dividends	426,473	4,241,707
Shares reacquired	(17,870,857)	(177,786,636)

Net increase (decrease) in shares outstanding before conversion	29,967,093	299,953,026
Shares redeemed upon conversion to Class A	(744,980)	(7,416,368)

Net increase (decrease) in shares outstanding	29,222,113	$292,536,658

Dryden Ultra Short Bond Fund	35

Notes to Financial Statements

Cont’d

Class Z	Shares	Amount
Year ended December 31, 2004:
Shares sold	3,490,713	$34,271,005
Shares issued in reinvestment of dividends	130,094	1,271,583
Shares reacquired	(4,348,705)	(42,668,273)

Net increase (decrease) in shares outstanding	(727,898)	$(7,125,685)

Period ended December 31, 2003:**
Shares sold	9,160,879	$91,448,943
Shares issued in reinvestment of dividends	75,394	749,788
Shares reacquired	(4,365,358)	(43,446,707)

Net increase (decrease) in shares outstanding	4,870,915	$48,752,024

*	Class R commenced on June 14, 2004.
**	Class A, Class Y and Class Z commenced on April 2, 2003.
***	Class B commenced on April 16, 2003.
****	Class C commenced on April 27, 2003.

Note 7. Change in Independent Registered Public Accounting Firm (unaudited)

PricewaterhouseCoopers LLP was previously the independent registered public accounting firm for the Fund. The decision to change the independent registered public accounting firm was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as the independent registered public accounting firm of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended December 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

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Financial Highlights

	Class A
	Year Ended December 31, 2004	April 2, 2003(b) Through December 31, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.89	$10.00

Income (loss) from investment operations:
Net investment income(d)	.10	.11	(e)
Net realized and unrealized gain (loss) on investment transactions	.01	(.02)

Total from investment operations	.11	.09

Less Distributions:
Dividends from net investment income	(.31)	(.20)

Net asset value, end of period	$9.69	$9.89

Total Investment Return(a):	1.10%	0.89%
Ratios/Supplemental Data(g):
Net assets, end of period (000)	$17,071	$61,342
Average net assets (000)	$40,749	$67,777
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	.78%	.78	%(c)
Expenses, excluding distribution and service (12b-1) fees	.53%	.53	%(c)
Net investment income	2.19%	1.54	%(c)
For Class A, B, C, R, Y and Z shares:
Portfolio turnover rate	19%	19	%(h)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class A shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 2, 2003.
(d)	Net of management fee waiver.
(e)	Calculated based upon weighted average shares outstanding during the period.
(f)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of 1% of the average daily net assets of the Class A shares.
(g)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee which amounted to .24 of 1% of the Portfolio’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.02%, .77% and 1.95%, respectively, for the year ended December 31, 2004 and 1.08%, .83% and 1.24%, respectively, for the period ended December 31, 2003.
(h)	Not Annualized.

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	37

Financial Highlights

Cont’d

	Class B
	Year Ended December 31, 2004	April 16, 2003(b) Through December 31, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.90	$10.00

Income (loss) from investment operations:
Net investment income(d)	.04	.06	(e)
Net realized and unrealized (loss) on investment transactions	(.01)	(.02)

Total from investment operations	.03	.04

Less Distributions:
Dividends from net investment income	(.23)	(.14)

Net asset value, end of period	$9.70	$9.90

Total Investment Return(a):	0.34%	0.44%
Ratios/Supplemental Data(f):
Net assets, end of period (000)	$3,502	$4,054
Average net assets (000)	$3,829	$3,041
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.53%	1.54	%(c)
Expenses, excluding distribution and service (12b-1) fees	.53%	.54	%(c)
Net investment income	.54%	.83	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class B shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 16, 2003.
(d)	Net of management fee waiver.
(e)	Calculated based upon weighted average shares outstanding during the period.
(f)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee which amounted to .24 of 1% of the Portfolio’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.77%, .77% and .30%, respectively, for the period ended December 31, 2004 and 1.84%, .84% and .52%, respectively, for the period ended December 31, 2003.

See Notes to Financial Statements.

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	Class C
	Year Ended December 31, 2004	April 27, 2003(b) Through December 31, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.90	$10.00

Income (loss) from investment operations:
Net investment income(d)	.06	.07	(e)
Net realized and unrealized loss on investment transactions	(.00 )*	(.02)

Total from investment operations	.06	.05

Less Distributions:
Dividends from net investment income	(.26)	(.15)

Net asset value, end of period	$9.70	$9.90

Total Investment Return(a):	0.60%	0.51%
Ratios/Supplemental Data(g):
Net assets, end of period (000)	$619	$1,333
Average net assets (000)	$909	$699
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.28%	1.30	%(c)
Expenses, excluding distribution and service (12b-1) fees	.53%	.55	%(c)
Net investment income	1.23%	1.09	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class C shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 27, 2003.
(d)	Net of management fee waiver.
(e)	Calculated based upon weighted average shares outstanding during the period.
(f)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75% of 1% of the average daily net assets of the Class C shares.
(g)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee which amounted to .24 of 1% of the Portfolio’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.52%, .77% and .99%, respectively, for the period ended December 31, 2004 and 1.60%, .85% and .76%, respectively, for the period ended December 31, 2003.
*	Amount represents less than $0.005 per share.

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	39

Financial Highlights

Cont’d

Class R
June 14, 2004(b) Through December 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.77

Income from investment operations:
Net investment loss(d)	(.01)
Net realized and unrealized gain on investment transactions	.12

Total from investment operations	.11

Less Distributions:
Dividends from net investment income	(.19)

Net asset value, end of period	$9.69

Total Investment Return(a):	1.21%
Ratios/Supplemental Data(g):
Net assets, end of period	$2,482 (e)
Average net assets	$1,576 (e)
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.03%
Expenses, excluding distribution and service (12b-1) fees	.53%
Net investment income	(2.28)%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class R shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on June 14, 2004.
(d)	Net of management fee waiver.
(e)	Figure is actual and not rounded to the nearest thousand.
(f)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of 1% of the average daily net assets of the Class C shares.
(g)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee which amounted to .24 of 1% of the Fund’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.27%, .77% and (2.52)%, respectively.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

	Class Y
	Year Ended December 31, 2004	April 2, 2003(b) Through December 31, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.89	$10.00

Income (loss) from investment operations:
Net investment income(d)	.09	.09	(e)
Net realized and unrealized loss on investment transactions	(.01)	(.02)

Total from investment operations	.08	.07

Less Distributions:
Dividends from net investment income	(.28)	(.18)

Net asset value, end of period	$9.69	$9.89

Total Investment Return(a):	0.84%	0.73%
Ratios/Supplemental Data(g):
Net assets, end of period (000)	$150,816	$289,021
Average net assets (000)	$220,088	$280,580
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.03%	1.03	%(c)
Expenses, excluding distribution and service (12b-1) fees	.53%	.53	%(c)
Net investment income	1.45%	1.28	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class Y shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 2, 2003.
(d)	Net of management fee waiver.
(e)	Calculated based upon weighted average shares outstanding during the period.
(f)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of 1% of the average daily net assets of the Class Y shares.
(g)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee which amounted to .24 of 1% of the Portfolio’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.27%, .77% and 1.21%, respectively, for the year ended December 31, 2004 and 1.33%, .83% and .98%, respectively, for the period ended December 31, 2003.

See Notes to Financial Statements.

Dryden Ultra Short Bond Fund	41

Financial Highlights

Cont’d

	Class Z
	Year Ended December 31, 2004	April 2, 2003(b) Through December 31, 2003
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.89	$10.00

Income (loss) from investment operations:
Net investment income(d)	.14	.13	(e)
Net realized and unrealized loss on investment transactions	(0.01)	(.02)

Total from investment operations	.13	.11

Less Distributions:
Dividends from net investment income	(.33)	(.22)

Net asset value, end of period	$9.69	$9.89

Total Investment Return(a):	1.35%	1.06%
Ratios/Supplemental Data(f):
Net assets, end of period (000)	$40,147	$48,193
Average net assets (000)	$44,429	$45,037
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.53%	.53	%(c)
Expenses, excluding distribution and service (12b-1) fees	.53%	.53	%(c)
Net investment income	1.56%	1.81	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods of less than one full year is not annualized.
(b)	Commencement of offering of Class Z shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 2, 2003.
(d)	Net of management fee waiver.
(e)	Calculated based upon weighted average shares outstanding during the period.
(f)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee which amounted to .24 of 1% of the Portfolio’s average daily net assets. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be .77%, .77% and 1.32%, respectively, for the year ended December 31, 2004 and .83%, .83% and 1.51%, respectively, for the period year December 31, 2003.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund

We have audited the accompanying statement of assets and liabilities of the Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund hereafter referred to as the “Fund”, including the portfolio of investments, as of December 31, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2003 and the financial highlights for the periods presented prior to December 31, 2004, were audited by another independent registered public accounting firm, whose report dated, February 20, 2004, expressed an unqualified opinion thereon.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2004, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 24, 2005

Dryden Ultra Short Bond Fund	43

Management of the Fund

(Unaudited)

Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the 1940 Act), are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Fund are referred to as “Interested Directors.” “Fund Complex”† consists of the Fund and any other investment companies managed by PI.

Independent Directors(2)

David E.A. Carson (70), Director since 2003(3) Oversees 93 portfolios in Fund complex

Principal occupations (last 5 years): Director (January 2000 to May 2000), Chairman (January 1999 to December 1999), Chairman and Chief Executive Officer (January 1998 to December 1998) and President, Chairman and Chief Executive Officer (1983-1997) of People’s Bank.

Other Directorships held.(4) Director of United Illuminating and UIL Holdings (utility company), since 1993.

Robert E. La Blanc (70), Director since 2003(3) Oversees 93 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan College.

Other Directorships held:(4) Director of Chartered Semiconductor Manufacturing, Ltd. (since 1998); Titan Corporation (electronics) (since 1995); Computer Associates International, Inc. (software company) (since 2002); FiberNet Telecom Group, Inc. (telecom company) (since 2003); Director (since April 1999) of the High Yield Plus Fund, Inc.

Douglas H. McCorkindale (65), Director since 2003(3) Oversees 93 portfolios in Fund complex

Principal occupations (last 5 years): Chairman (since February 2001), Chief Executive Officer (since June 2000) and President (since September 1997) of Gannett Co. Inc. (publishing and media); formerly Vice Chairman (March 1984-May 2000) of Gannett Co., Inc.

Other Directorships held: (4) Director of Gannett Co. Inc., Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001); Director of The High Yield Plus Fund, Inc. (since 1996).

Richard A. Redeker (61), Director since 1993(3) Oversees 92 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; Director of Invesmart, Inc. (since 2001) and Director of Penn Tank Lines, Inc. (since 1999).

Other Directorships held:(4) None.

Robin B. Smith (65), Director since 2003(3) Oversees 92 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:(4) Director of BellSouth Corporation (since 1992).

44	Visit our website at www.jennisondryden.com

Stephen G. Stoneburn (61), Director since 2003(3) Oversees 92 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Other Directorships held:(4) None

Clay T. Whitehead (66), Director since 2003(3) Oversees 93 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).

Other Directorships held:(4) Director (since 2000) of the High Yield Plus Fund, Inc.

Interested Directors(1)

Judy A. Rice (57), President since 2003 and Director since 2000(3) Oversees 93 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc., and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-in-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities; and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

Other Directorships held:(4) None

Robert F. Gunia (58), Vice President and Director since 1996(3) Oversees 167 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since June 1999) of PI; Executive Vice President since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC (PIMS); Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Executive Vice President (since March 1999) of Prudential Mutual Fund Services LLC; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.

Other Directorships held:(4) Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Information pertaining to the Officers of the Fund who are not also Directors is set forth below.

Officers(2)

William V. Healey (51), Chief Legal Officer since 2004(3)

Principal occupations (last 5 years): Vice President and Associate General Counsel (since 1998) of Prudential; Executive Vice President and Chief Legal Officer (since February 1999) of Prudential Investments LLC; Senior Vice President, Chief Legal Officer and Secretary (since December 1998) of Prudential Investment Management Services LLC; Executive Vice President and Chief Legal Officer (since February 1999) of Prudential Mutual Fund Services LLC; Vice President and Secretary (since October 1998) of Prudential Investment Management, Inc.,

Dryden Ultra Short Bond Fund	45

Executive Vice President and Chief Legal Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Fund Services, Inc. and American Skandia Advisory Services, Inc.; Director (June 1999-June 2002 and June 2003-present) of ICI Mutual Insurance Company; prior to August 1998, Associate General Counsel of the Dreyfus Corporation (Dreyfus), a subsidiary of Mellon Bank, N.A. (Mellon Bank), and an officer and/or director of various affiliates of Mellon Bank and Dreyfus.

Deborah A. Docs (47), Secretary since 1996(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President and Assistant Secretary (since December 1996) of Pl; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc.

Jonathan D. Shain (46), Assistant Secretary since 2004(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential, Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Fund Services, Inc.

Maryanne Ryan (40), Anti-Money Laundering Compliance Officer since 2002(3)

Principal occupations (last 5 years): Vice President, Prudential (since November 1998); First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Compliance Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

Helene Gurian (51), Acting Anti-Money Laundering Compliance Officer since 2004(3)

Principal occupations (last 5 years): Vice President, Prudential (since July 1997): Vice President, Compliance (July 1997-January 2001); Vice President, Compliance and Risk Officer, Retail Distribution (January 2001-May 2002); Vice President, Corporate Investigations (May 2002-present) responsible for supervision of Prudential’s fraud investigations, anti-money laundering program and high technology investigation unit.

Lee D. Augsburger (45), Chief Compliance Officer since 2004(3)

Principal occupations (last 5 years): Vice President and Chief Compliance Officer (since May 2003) of PI; Vice President and Chief Compliance Officer (since October 2000) of Prudential Investment Management, Inc.: formerly Vice President and Chief Legal Officer—Annuities (August 1999-October 2000) of Prudential Insurance Company of America; Vice President and Corporate Counsel (November 1997-August 1999) of Prudential Insurance Company of America.

Grace C. Torres (45), Treasurer and Principal Financial and Accounting Officer since 1996(3)

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI; Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

(†)	The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include Jennison Dryden Mutual Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts 2, 10, 11. The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund.

(1)	“Interested” Director, as defined in the 1940 Act, by reason of employment with the Manager (Prudential Investments LLC or PI), the Subadvisers (Prudential Investment Management, Inc. or PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).

46	Visit our website at www.jennisondryden.com

(2)	Unless otherwise noted, the address of the Directors and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

(3)	There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as Director and/or Officer.

(4)	This includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional Information about the Fund’s Directors is included in the Fund’s Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

Dryden Ultra Short Bond Fund	47

Growth of a $10,000 Investment

Average Annual Total Returns (With Sales Charges) as of 12/31/04
	One Year	Since Inception
Class A	0.12%	1.14%
Class B	–4.56	–1.82
Class C	–0.38	0.66
Class R	N/A	N/A
Class Y	0.84	0.90
Class Z	1.35	1.38

Average Annual Total Returns (Without Sales Charges) as of 12/31/04
	One Year	Since Inception
Class A	1.10%	1.14%
Class B	0.34	0.45
Class C	0.60	0.66
Class R	N/A	N/A
Class Y	0.84	0.90
Class Z	1.35	1.38

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Visit our website at www.jennisondryden.com

Source: Prudential Investments LLC and Lipper Inc. Inception dates: Class A, Y, and Z, 4/2/03; Class B, 4/16/03; and Class C, 4/27/03; Class R, 6/14/04.

The graph compares a $10,000 investment in the Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund (Class A shares) with a similar investment in the Merrill Lynch 1-Year U.S. Treasury Note Index by portraying the initial account values at the commencement of operations of Class A shares (April 2, 2003) and the account values at the end of the current fiscal year (December 31, 2004) as measured on a quarterly basis. The Merrill Lynch 1-Year U.S. Treasury Note Index data is measured from the closest month-end to inception date (March 31, 2003), and not from the Fund’s actual inception date.

For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, C, R, Y, and Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without a management fee waiver, and the distribution and service (12b-1) fee waiver of 0.05% for Class A shares through December 31, 2004, the returns shown in the graph and for Class A shares in the tables would have been lower.

The Merrill Lynch 1-Year U.S. Treasury Note Index is an unmanaged index that comprises a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding originally issued two-year treasury note that matures closest to one year from the rebalancing date. The Index gives a broad look at how bonds have performed. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The Index’s total returns include the reinvestment of all dividends, but do not include the effects of sales charges, operating expenses of a mutual fund, or taxes. The returns for the Index would be lower if they included the effects of sales charges, operating expenses, or taxes. The securities that comprise the Index may differ substantially from the securities in the Fund. This is not the only index that may be used to characterize performance of debt funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

Without the management fee waiver, and the distribution and service (12b-1) fee waiver of 0.05%, 0.25%, 0.25% and 0.25% for Class A, C, R and Y shares respectively, the returns for these classes would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% for shares redeemed within 12 months of purchase and a 12b-1 fee of 1% annually. Class R shares are subject to a 12b-1 fee of 0.50% annually. Class Y shares are subject to a 12b-1 fee of 0.75% annually. Under certain circumstances, Class Y shares may be eligible to convert to Class A shares. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the graph and tables reflect the share class expense structure in effect at the close of the fiscal period.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Deborah A. Docs, Secretary • Maryanne Ryan, Anti-Money Laundering Officer •
Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger,
Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Short-Term Bond Fund, Inc. Dryden Ultra Short Bond Fund
Share Class	A	B	C	R	Y	Z
NASDAQ	PDUAX	N/A	N/A	N/A	PDUYX	PDUZX
CUSIP	26248R107	26248R206	26248R305	26249P100	26248R503	26248R404

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com within 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Short-Term Bond Fund, Inc.

Dryden Ultra Short Bond Fund

Share Class

A

B

C

R

Y

Z

NASDAQ

PDUAX

N/A

N/A

N/A

PDUYX

PDUZX

CUSIP

26248R107

26248R206

26248R305

26249P100

26248R503

26248R404

MF193E     IFS-A100967     Ed. 02/2005

Item 2 – Code of Ethics — See
Exhibit (a)

As of the end of the period covered by this report, the
registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and
Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a)
Audit Fees

For the fiscal year ended December 31, 2004, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $44,200 for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings. KPMG did not serve as the Registrant’s principal accountant during fiscal year ended December 31, 2003, so no information for that fiscal year is provided.

(b)
Audit-Related Fees

None.

(c)
Tax Fees

None.

(d)
All Other Fees

None.

(e)
(1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval
of Services Provided by the Independent Accountants

The Audit
Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•

a review of the nature of the professional services expected to be provided,

•

a review of the safeguards put into place by the accounting firm to safeguard independence, and

•

periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•

Annual Fund financial statement audits

•

Seed audits (related to new product filings, as required)

•

SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•

Accounting consultations

•

Fund merger support services

•

Agreed Upon Procedure Reports

•

Attestation Reports

•

Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•

Tax compliance services related to the filing or amendment of the following:

•

Federal, state and local income tax compliance; and,

•

Sales and use tax compliance

•

Timely RIC qualification reviews

•

Tax distribution analysis and planning

•

Tax authority examination services

•

Tax appeals support services

•

Accounting methods studies

•

Fund merger support services

•

Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval

pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants
will not render services in the following categories of non-audit services:

•

Bookkeeping or other services related to the accounting records or financial statements of the Fund

•

Financial information systems design and implementation

•

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•

Actuarial services

•

Internal audit outsourcing services

•

Management functions or human resources

•

Broker or dealer, investment adviser, or investment banking services

•

Legal services and expert services unrelated to the audit

•

Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund
Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process, will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e)
(2) Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –

Not applicable.

(f)
Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g)
Non-Audit Fees

Not applicable to Registrant. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the last fiscal year 2004 was $33,500. KPMG did not serve as the Registrant’s principal accountant during fiscal year 2003, so no information for that fiscal year is provided.

(h)
Principal Accountants Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –
Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders:

On September 1, 2004, the Board of
Directors adopted the following nominations and communications policy:

Nominating and Governance Committee. The Nominating and Governance Committee of the Board of Directors is responsible for nominating directors and making recommendations to the Board concerning Board composition, committee structure and governance, director education, and governance practices. The Board has determined that each member of the Nominating and Governance Committee is not an “interested person” as defined in the 1940 Act.

The Nominating and Governance
Committee Charter is available on the Fund’s website at www.jennisondryden.com.

Selection of Director Nominees. The Nominating and Governance Committee is responsible for considering nominees for directors at such times as it considers electing new members to the Board. The Nominating and Governance Committee may consider recommendations by business and personal contacts of current Board members, and by executive search firms which the Committee may engage from time to time and will also consider shareholder recommendations. The Nominating and Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Nominating and Governance Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable
SEC rules. The Nominating and Governance Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the
Board. There are no differences in the manner in which the Nominating and Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a director nominee
should submit his or her recommendation in writing to the Chair of the Board (Robin Smith) or the Chair of the Nominating and Governance Committee (Richard Redeker), in either case at Dryden Short-Term Bond Fund, Inc., P.O. Box 13964, Philadelphia,
PA 19176. At a minimum, the recommendation should include:

•

the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•

a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•

any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•

the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can
include any additional information which the person submitting it believes would assist the Nominating and Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential Financial, Inc. (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Prudential Financial, Inc. or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

Before the Nominating and Governance Committee decides to nominate an individual to the Board, Committee members and other Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.

Shareholder Communications with Directors

Shareholders of the Funds can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Short-Term Bond Fund, Inc.,
P.O. Box 13964,

Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that director at Dryden Short-Term Bond Fund, Inc.,
P.O. Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual directors are not screened before being delivered to the addressee.

Item 11 – Controls and Procedures

(a)
It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)
There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12 – Exhibits

(a)
Code of Ethics – Attached hereto

(b)
Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Short-Term Bond Fund, Inc.

By (Signature and Title)*

/s/ DEBORAH A. DOCS

Deborah A. Docs

Secretary

Date February 23, 2005

Pursuant to the requirements of the
Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ JUDY A. RICE

Judy A. Rice

President and Principal Executive Officer

Date February 23, 2005

By (Signature and Title)*

/s/ GRACE C. TORRES

Grace C. Torres

Treasurer and Principal Financial Officer

Date February 23, 2005

*
Print the name and title of each signing officer under his or her signature.